UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09086

TD Asset Management USA Funds Inc.

(FORMERLY KNOWN AS TD WATERHOUSE FAMILY OF FUNDS, INC.)

(Exact name of registrant as specified in charter)

399 Park Avenue, New York, NY 10022

(Address of principal executive offices) (Zip code)

R. Michael Thorfinnson, TD Asset Management USA Funds Inc.

399 Park Avenue, New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 646-828-3653

Date of fiscal year end: October 31, 2018

Date of reporting period: April 30, 2018

Item 1. Reports to Stockholders.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

TD Asset Management

SEMI-ANNUAL REPORT

April 30, 2018 (Unaudited)

TD Asset Management USA Funds Inc.

TD Money Market Portfolio

–	Investor Class
–	Premium Class
–	Class A
–	Select Class

TD U.S. Government Portfolio

–	Investor Class
–	Class A

TD Municipal Portfolio

–	Investor Class
–	Class A

TD California Municipal Money Market Portfolio

–	Investor Class
–	Class A

TD New York Municipal Money Market Portfolio

–	Investor Class
–	Class A

NOT FDIC INSURED •   NO BANK GUARANTEE •   MAY LOSE VALUE

® The TD logo and other trade-marks are the property of The Toronto-Dominion Bank.

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-669-3900, or by visiting the SEC’s website at http://www.sec.gov.

The Portfolios’ proxy voting record for the most recent 12-month period ended June 30th is available, without charge, online at www.tdassetmanagementusa.com. It is also available by visiting the SEC’s website at http://www.sec.gov.

The Portfolios file their complete schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. They are available by visiting the SEC’s website at http://www.sec.gov; and can be reviewed and copied at the Commission’s Public Reference Room in Washington, DC or by electronic request at publicinfo@sec.gov. For more information about these services, please call the SEC at 1-202-942-8090.

TD ASSET MANAGEMENT USA FUNDS INC.
Board of Directors and Executive Officers

DIRECTORS
Donald J. Herrema Chairman of the Board	Robert P. Herrmann James E. Kelly Barbara F. Palk
EXECUTIVE OFFICERS
Michael Thorfinnson President and Chief Executive Officer	Eric Kleinschmidt Treasurer and Chief Financial Officer
Maya Gittens Chief Legal Officer and Anti-Money Laundering Officer	Michele R. Teichner Chief Compliance Officer
James Bernstein Secretary

Service Providers

Investment Manager & Administrator
TDAM USA Inc.
399 Park Avenue
New York, NY 10022

Independent Registered
Public Accounting Firm
Ernst & Young LLP
One Commerce Square
2005 Market Street
Philadelphia, PA 19103

Custodian
BNY Mellon
One Wall Street
New York, NY 10286

Distributor
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456	Transfer Agent
TD Ameritrade Clearing, Inc.
200 South 108th Avenue
Omaha, NE 68154-2631

Shareholder Servicing Agent
TD Ameritrade, Inc.
P.O. Box 2209
Omaha, NE 68103-2209

Legal Counsel
Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, NY 10019

Independent Directors Counsel
Goodwin Procter LLP
901 New York Avenue, N.W.
Washington, DC 20001

TD ASSET MANAGEMENT USA FUNDS INC.

Commentary to Shareholders

Commentary

The first half of fiscal 2018 (November 1, 2017 to April 30, 2018) saw modest results for domestic financial assets, with equities posting marginal gains and fixed income decreasing slightly. On the economic front, the U.S. economy continued to show signs of strength as gross domestic product (GDP) grew 2.9% in Q4 2017 and 2.3% in Q1 2018. Personal consumption, business investment and residential investment contributed positively to the growth in GDP while inventories and net exports subtracted from growth. Meanwhile, U.S. Treasuries and corporate bonds were down slightly, evidenced by the Bloomberg Barclays U.S. Aggregate Bond Index returning -1.87% over the period.

U.S. equities, as represented by the S&P 500 Total Return Index, rose marginally over the period, gaining approximately 3.8%. This performance was led by the Consumer Discretionary, Energy and Financials sectors. The Information Technology sector also fared well during the period, driven higher by an uptick in business spending. The Consumer Discretionary sector benefited from a robust labor market that drove consumer spending, while the Financials sector grew as a result of rising interest rates and strong corporate earnings.

The U.S. Federal Reserve Board (“Fed”) raised its benchmark interest rate in March — the third time the Fed has raised rates since June 2017, as U.S. job and wage growth increased further. In its policy announcement on March 22, 2018, the Fed continued its gradual pace of tightening by increasing the federal funds rate by 25 bps to a range of 1.5% – 1.75%. Although the Fed maintained its 2017 outlook, it revised its 2019 estimate from two rate hikes up to three due to a stronger economic outlook. The consumer price index (CPI), the Fed’s preferred inflation gauge, rose 1.6% during the period and remains within the Fed’s 2% target. In the economic update that accompanied the March rate announcement, the Fed raised its estimate for U.S. growth this year to 2.7%, up from 2.5% from its December projection. The Fed also raised its estimate for U.S. growth in 2019 to 2.4%, up from 2.1%. The U.S. unemployment rate, which as of the date of this commentary, sits at 4.1%, a 17-year low, is projected to ease to 3.8% in 2018 and dip further to 3.6% by the end of 2019. These positive economic developments could drive inflation higher and influence the Fed toward a faster pace of tightening than what has been communicated.

Global equities posted gains during the period, with the MSCI ACWI (ex-USA) returning 3.71%. European GDP growth was relatively strong but still lagged many other regions. The European Central Bank (“ECB”) held its interest rate steady at 0.00% and maintained its bond-buyback plan, while the European unemployment rate declined during the period. England’s inflation rate remained well above the Bank of England’s target in February, while its unemployment rate remained relatively low in January. In Japan, during its March meeting, the Bank of Japan Policy Board voted to retain its quantitative and qualitative monetary easing, keeping interest rates unchanged at -0.1%. The Board’s view on the economy remained upbeat, stating that it continues to expand moderately thanks to robust exports and capital expenditure. China’s economy grew by 6.8% over the first quarter of 2018. This was largely in response to strong exports and consumer spending. In April, China’s inflation rate fell to 1.8% year-over-year. This marked the lowest rate since January and can be mostly attributed to the slowdown in the rising cost of food.

Looking Ahead

Broadly, both stocks and bond yields have been slowly increasing. Although rising bond yields typically create headwinds for equity markets, valuations have come down to more reasonable levels in recent months. We believe that market volatility is likely to remain heightened as geopolitical risks become more pronounced and, in particular, that any rise in protectionism may lead to further volatility as the year progresses. North American Free Trade Agreement negotiations are at a crucial juncture, and the relationship between the U.S. and China will be tested at upcoming discussions. Trade frictions are expected to persist for some time.

However, global interest rates are still accommodative and the U.S. economy continues to be strong; accordingly, the Fed communicated a willingness to move forward with further rate increases in the coming year. Demand for corporate bonds continued as investors sought higher yielding assets relative to government securities. Positive economic data, domestically and overseas, combined with the Tax Cuts and Jobs Act of 2017, is expected to contribute to U.S. economic growth.

As always, we thank you for your business. We look forward to continuing to help you manage your money successfully.

Michael Thorfinnson, CFA
President and Chief Executive Officer
TD Asset Management USA Funds Inc.

May 22, 2018

You could lose money by investing in the U.S. Government Portfolio. Although this Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

You could lose money by investing in the Money Market, Municipal, California Municipal Money Market, or New York Municipal Money Market Portfolios. Although these Funds seek to preserve the value of your investment at $1.00 per share, they cannot guarantee they will do so. A Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if that Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

An investor should consider the investment objectives, risks and charges and expenses of the Funds carefully before investing. For a full or summary prospectus containing this and other information about the Funds, please call your financial adviser or TD Ameritrade Institutional at 1-800-431-3500, or TD Ameritrade Client Services at 1-800-669-3900. The prospectus should be read carefully before investing or sending money.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. The information should not be relied on as investment advice.

Disclosure of Portfolio Expenses (Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a Portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, distribution fees, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a Portfolio’s gross income, directly reduce the investment return of the Portfolio. A Portfolio’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2017 through April 30, 2018).

The table on the following page illustrates your Portfolio’s costs in two ways.

•	Actual Expenses. Each row marked “Actual” in the table provides information about actual account values and actual expenses. This information helps you to estimate the actual expenses that you paid over the period after fee waivers and reimbursements. The “Ending Account Value” shown is derived from the Portfolio’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number given for your Portfolio in the “Actual” line under the heading “Expenses Paid During Period.”
•	Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Portfolio’s costs with those of other mutual Portfolios. Each row in the table marked “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the applicable Portfolio’s actual expense ratio. This information assumes that the Portfolio had a return of 5% before expenses during the year, (which is not the Portfolio’s actual return) and that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to provide a hypothetical expense example based on a 5% return. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Disclosure of Portfolio Expenses (Unaudited) (Continued)

	Beginning Account Value 11/1/17	Ending Account Value 4/30/18	Annualized Expense Ratios 11/1/17 to 4/30/18	Expenses Paid During Period* 11/1/17 to 4/30/18
TD Money Market Portfolio – Investor Class
Actual	$1,000.00	$1,004.30	0.69%	$3.43
Hypothetical (5% Return before expenses)	1,000.00	1,021.37	0.69	3.46
TD Money Market Portfolio – Premium Class
Actual	1,000.00	1,004.20	0.70	3.48
Hypothetical (5% Return before expenses)	1,000.00	1,021.32	0.70	3.51
TD Money Market Portfolio – Class A
Actual	1,000.00	1,003.80	0.79	3.92
Hypothetical (5% Return before expenses)	1,000.00	1,020.88	0.79	3.96
TD Money Market Portfolio – Select Class
Actual	1,000.00	1,004.80	0.59	2.93
Hypothetical (5% Return before expenses)	1,000.00	1,021.87	0.59	2.96
TD U.S. Government Portfolio – Investor Class
Actual	1,000.00	1,003.40	0.67	3.33
Hypothetical (5% Return before expenses)	1,000.00	1,021.47	0.67	3.36
TD U.S. Government Portfolio – Class A
Actual	1,000.00	1,002.90	0.77	3.82
Hypothetical (5% Return before expenses)	1,000.00	1,020.98	0.77	3.86
TD Municipal Portfolio – Investor Class
Actual	1,000.00	1,002.50	0.68	3.38
Hypothetical (5% Return before expenses)	1,000.00	1,021.42	0.68	3.41
TD Municipal Portfolio – Class A
Actual	1,000.00	1,002.00	0.78	3.87
Hypothetical (5% Return before expenses)	1,000.00	1,020.93	0.78	3.91
TD California Municipal Money Market Portfolio – Investor Class
Actual	1,000.00	1,002.30	0.69	3.43
Hypothetical (5% Return before expenses)	1,000.00	1,021.37	0.69	3.46
TD California Municipal Money Market Portfolio – Class A
Actual	1,000.00	1,001.80	0.79	3.92
Hypothetical (5% Return before expenses)	1,000.00	1,020.88	0.79	3.96
TD New York Municipal Money Market Portfolio – Investor Class
Actual	1,000.00	1,002.70	0.68	3.38
Hypothetical (5% Return before expenses)	1,000.00	1,021.42	0.68	3.41
TD New York Municipal Money Market Portfolio – Class A
Actual	1,000.00	1,002.20	0.78	3.87
Hypothetical (5% Return before expenses)	1,000.00	1,020.93	0.78	3.91
*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value for the period, multiplied by 181/365 (to reflect one-half year period).

TD ASSET MANAGEMENT USA FUNDS INC.
PORTFOLIO SUMMARIES AS OF 4/30/18 (Unaudited)

*	The seven-day yield is calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. The Investment Manager and its affiliates from time to time may waive the Portfolio’s fees or assume certain Portfolio expenses in an effort to maintain certain net yields for the Portfolios. Accordingly, any waiver or expense reduction will have the effect of increasing yield to investors during the period of the expense reduction. Please remember that money market portfolio yields fluctuate, and that past performance is not an indication of future results.
**	Maturity and Portfolio compositions are subject to change.
***	U.S. Government guarantee applies to the underlying securities of the Portfolio and not the Portfolio shares.

TD ASSET MANAGEMENT USA FUNDS INC.
PORTFOLIO SUMMARIES AS OF 4/30/18 (Unaudited) (Concluded)

*	The seven-day yield is calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. The Investment Manager and its affiliates from time to time may waive the Portfolio’s fees or assume certain Portfolio expenses in an effort to maintain certain net yields for the Portfolios. Accordingly, any waiver or expense reduction will have the effect of increasing yield to investors during the period of the expense reduction. Please remember that money market portfolio yields fluctuate, and that past performance is not an indication of future results.
**	Maturity and Portfolio compositions are subject to change.
***	Income may be subject to federal alternative minimum tax.
†	Tax-equivalent yields for the Investor Class shares of the Municipal, California Municipal Money Market and New York Municipal Money Market Portfolios are 1.44%, 1.85% and 1.92%, respectively; and the tax-equivalent yields for the Class A shares of the Municipal, California Municipal Money Market and New York Municipal Money Market Portfolios are 0.23%, 0.42% and 0.10%, respectively. This is assuming a 2017 maximum federal tax rate of 39.6% for the Municipal Portfolio, 51.9% federal and state for the California Municipal Money Market Portfolio, and 48.4% federal and state for the New York Municipal Money Market Portfolio.

Statements of Assets and Liabilities

April 30, 2018 (Unaudited)

	TD Money Market Portfolio	TD U.S. Government Portfolio	TD Municipal Portfolio	TD California Municipal Money Market Portfolio	TD New York Municipal Money Market Portfolio
ASSETS
Cost of investments and repurchase agreements	$1,329,702,188	$1,264,412,876	$663,627,578	$229,633,445	$146,730,000
Investments in securities, at value (Note 2)	$1,150,050,188	$763,114,876	$663,627,578	$229,633,445	$146,730,000
Repurchase agreements, at value (Note 2)	179,652,000	501,298,000	—	—	—
Cash	978	866	91,380	78,180	1,970,512
Receivable for capital shares sold	30,507,642	27,173,868	8,922,554	2,523,532	1,585,461
Interest receivable	3,102,653	483,752	2,560,783	854,288	221,317
Prepaid expenses	275,518	170,187	103,911	31,337	32,606
TOTAL ASSETS	1,363,588,979	1,292,241,549	675,306,206	233,120,782	150,539,896
LIABILITIES
Payable for capital shares redeemed	29,225,078	31,277,178	7,202,847	2,330,444	2,606,037
Payable for securities purchased	4,021,127	—	17,001,379	—	—
Distribution fees payable	192,126	137,167	87,422	24,962	8,942
Shareholder servicing fees payable	152,917	265,599	137,437	48,635	30,391
Payable to Investment Manager	101,376	103,835	54,974	19,454	12,156
Transfer agent fees payable	100,478	106,239	54,974	19,454	12,156
Dividends payable to shareholders	53,191	30,875	17,103	5,233	5,154
Payable for Administration fees	51,755	53,121	27,488	9,727	6,078
Payable for Directors’ fees (Note 4)	2,982	2,982	2,982	2,982	2,982
Other accrued expenses	391,897	231,649	98,883	67,625	19,524
TOTAL LIABILITIES	34,292,927	32,208,645	24,685,489	2,528,516	2,703,420
NET ASSETS	$1,329,296,052	$1,260,032,904	$650,620,717	$230,592,266	$147,836,476
Net assets consist of:
Paid-in-capital ($0.0001 par value common stock 27 billion, 12 billion, 8 billion, 7 billion and 4 billion shares authorized, respectively)	$1,329,292,981	$1,260,032,489	$650,620,765	$230,588,041	$147,871,864
Distributions in excess of net investment income	(1)	(1)	(49)	(1)	(1)
Accumulated net realized gains (losses) from investment transactions	3,072	416	1	4,226	(35,387)
Net assets, at value	$1,329,296,052	$1,260,032,904	$650,620,717	$230,592,266	$147,836,476
Investor Class net asset value, redemption price and offering price per share (Note 2)	$1.00	$1.00	$1.00	$1.00	$1.00
	($422,635,783 ÷ 422,678,281 shares)	($949,290,670 ÷ 949,296,032 shares)	($336,344,927 ÷ 336,367,085 shares)	($125,405,183 ÷ 125,398,954 shares)	($94,567,632 ÷ 94,599,960 shares)
Premium Class net asset value, redemption price and offering price per share (Note 2)	$1.00	N/A	N/A	N/A	N/A
	($78,073,433 ÷ 78,085,025 shares)
Class A net asset value, redemption price and offering price per share (Note 2)	$1.00	$1.00	$1.00	$1.00	$1.00
	($195,529,131 ÷ 195,463,390 shares)	($310,742,234 ÷ 310,737,452 shares)	($314,275,790 ÷ 314,254,181 shares)	($105,187,083 ÷ 105,193,148 shares)	($53,268,844 ÷ 53,291,483 shares)
Select Class net asset value, redemption price and offering price per share (Note 2)	$1.00	N/A	N/A	N/A	N/A
	($633,057,705 ÷ 633,066,282 shares)

Please see accompanying notes to financial statements.

Statements of Operations

For the Six-Month period Ended April 30, 2018 (Unaudited)

	TD Money Market Portfolio	TD U.S. Government Portfolio	TD Municipal Portfolio	TD California Municipal Money Market Portfolio	TD New York Municipal Money Market Portfolio
INVESTMENT INCOME
Interest Income	$9,057,129	$8,853,647	$4,126,983	$1,324,155	$921,332
EXPENSES
Investment management fees	574,584	632,789	349,176	113,961	75,294
Distribution fees
Investor Class	248,868	567,313	196,670	49,224	18,852
Premium Class	146,434	—	—	—	—
Class A	207,366	277,753	357,814	94,378	39,430
Select Class	458,267	—	—	—	—
Shareholder servicing fees
Investor Class	565,606	1,289,345	446,976	153,825	117,825
Premium Class	20,060	—	—	—	—
Class A	246,864	330,658	425,970	131,081	70,411
Select Class	109,115	—	—	—	—
Transfer agent fees
Investor Class	226,241	515,734	178,789	61,529	47,130
Premium Class	20,060	—	—	—	—
Class A	98,745	132,262	170,387	52,432	28,164
Select Class	218,221	—	—	—	—
Directors’ fees (Note 4)	13,237	13,237	13,237	13,237	13,237
Administration fees	291,674	324,010	174,594	56,983	37,648
Registration fees	169,303	145,530	83,910	25,431	25,248
Shareholder reports and mailing	152,093	130,339	39,022	17,187	12,844
Professional fees	71,885	77,638	52,609	35,226	34,267
Custody fees	20,573	25,385	20,277	13,408	6,297
Other expenses	59,229	36,576	39,364	18,731	15,129
TOTAL EXPENSES	3,918,425	4,498,569	2,548,795	836,633	541,776
NET INVESTMENT INCOME	5,138,704	4,355,078	1,578,188	487,522	379,556
NET REALIZED GAINS FROM INVESTMENT TRANSACTIONS	3,653	1,453	—	4,457	—
NET INCREASE IN NET ASSETS FROM OPERATIONS	$5,142,357	$4,356,531	$1,578,188	$491,979	$379,556

Please see accompanying notes to financial statements.

Statements of Changes in Net Assets

	TD Money Market Portfolio		TD U.S. Government Portfolio		TD Municipal Portfolio
	Six-Month Period Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Six-Month Period Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Six-Month Period Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
OPERATIONS:
Net investment income	$5,138,704	$3,230,635	$4,355,078	$1,937,053	$1,578,188	$802,673
Net realized gains from investment transactions	3,653	17,588	1,453	5,067	—	—
Net increase in net assets from operations	5,142,357	3,248,223	4,356,531	1,942,120	1,578,188	802,673
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(1,900,829)	(1,399,283)	(3,558,185)	(1,655,986)	(892,885)	(529,641)
Premium Class	(337,320)	(183,321)	—	—	—	—
Class A	(738,963)	(511,823)	(796,894)	(281,067)	(685,303)	(273,032)
Select Class	(2,161,593)	(1,136,205)	—	—	—	—
From net realized gains
Investor Class	(7,327)	(38,476)	(4,854)	(971)	—	—
Premium Class	(1,294)	(5,341)	—	—	—	—
Class A	(3,077)	(21,157)	(1,222)	(244)	—	—
Select Class	(5,644)	(23,502)	—	—	—	—
Total dividends and distributions to shareholders	(5,156,047)	(3,319,108)	(4,361,155)	(1,938,268)	(1,578,188)	(802,673)
CAPITAL SHARE TRANSACTIONS ($1.00 per share):
Investor Class:
Proceeds from shares sold	601,949,123	1,112,366,543	3,556,586,404	5,373,116,703	405,311,377	713,003,860
Shares issued in reinvestment of dividends	1,842,785	1,373,566	3,489,349	1,631,309	862,181	511,148
Payments for shares redeemed	(675,392,062)	(1,072,534,082)	(3,568,246,218)	(5,364,956,123)	(444,182,317)	(730,444,790)
Net increase (decrease) in net assets from Investor Class shares	(71,600,154)	41,206,027	(8,170,465)	9,791,889	(38,008,759)	(16,929,782)
Premium Class:
Proceeds from shares sold	64,805,691	42,697,754	—	—	—	—
Shares issued in reinvestment of dividends	239,242	151,274	—	—	—	—
Payments for shares redeemed	(54,687,603)	(47,297,138)	—	—	—	—
Net increase (decrease) in net assets from Premium Class shares	10,357,330	(4,448,110)	—	—	—	—
Class A:
Proceeds from shares sold	756,867,285	1,331,664,552	1,112,823,306	1,274,855,329	616,914,475	1,133,721,512
Shares issued in reinvestment of dividends	714,683	499,288	760,587	272,744	659,052	261,400
Payments for shares redeemed	(771,724,128)	(1,365,910,846)	(1,057,347,914)	(1,280,276,538)	(635,122,653)	(1,267,331,154)
Net increase (decrease) in net assets from Class A shares	(14,142,160)	(33,747,006)	56,235,979	(5,148,465)	(17,549,126)	(133,348,242)
Select Class:
Proceeds from shares sold	1,393,166,073	1,111,093,246	—	—	—	—
Shares issued in reinvestment of dividends	2,100,078	1,094,258	—	—	—	—
Payments for shares redeemed	(1,111,549,713)	(1,020,407,740)	—	—	—	—
Net increase in net assets from Select Class shares	283,716,438	91,779,764	—	—	—	—
Net increase (decrease) in net assets from capital share transactions	208,331,454	94,790,675	48,065,514	4,643,424	(55,557,885)	(150,278,024)
TOTAL INCREASE (DECREASE) IN NET ASSETS	208,317,764	94,719,790	48,060,890	4,647,276	(55,557,885)	(150,278,024)
NET ASSETS:
Beginning of period	1,120,978,288	1,026,258,498	1,211,972,014	1,207,324,738	706,178,602	856,456,626
End of period	$1,329,296,052	$1,120,978,288	$1,260,032,904	$1,211,972,014	$650,620,717	$706,178,602
Distributions in excess of net investment income, end of period	$(1)	$—	$(1)	$—	$(49)	$(49)

Please see accompanying notes to financial statements.

Statements of Changes in Net Assets

	TD California Municipal Money Market Portfolio		TD New York Municipal Money Market Portfolio
	Six-Month Period Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Six-Month Period Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
OPERATIONS:
Net investment income	$487,522	$235,088	$379,556	$192,191
Net realized gains (losses) from investment transactions	4,457	(141)	—	16
Net increase in net assets from operations	491,979	234,947	379,556	192,207
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(288,084)	(171,562)	(256,693)	(136,872)
Class A	(199,439)	(63,526)	(122,864)	(55,318)
Total dividends and distributions to shareholders	(487,523)	(235,088)	(379,557)	(192,190)
CAPITAL SHARE TRANSACTIONS ($1.00 per share):
Investor Class:
Proceeds from shares sold	163,870,481	295,431,667	90,972,190	148,358,449
Shares issued in reinvestment of dividends	280,744	167,355	249,762	133,695
Payments for shares redeemed	(173,438,388)	(308,426,777)	(91,402,814)	(151,956,384)
Net decrease in net assets from Investor Class shares	(9,287,163)	(12,827,755)	(180,862)	(3,464,240)
Class A:
Proceeds from shares sold	266,290,156	612,403,932	144,591,853	264,367,124
Shares issued in reinvestment of dividends	192,777	60,822	115,240	53,652
Payments for shares redeemed	(259,380,721)	(645,282,824)	(154,140,001)	(271,792,248)
Net increase (decrease) in net assets from Class A shares	7,102,212	(32,818,070)	(9,432,908)	(7,371,472)
Net decrease in net assets from capital share transactions	(2,184,951)	(45,645,825)	(9,613,770)	(10,835,712)
TOTAL DECREASE IN NET ASSETS	(2,180,495)	(45,645,966)	(9,613,771)	(10,835,695)
NET ASSETS:
Beginning of period	232,772,761	278,418,727	157,450,247	168,285,942
End of period	$230,592,266	$232,772,761	$147,836,476	$157,450,247
Distributions in excess of net investment income, end of period	$(1)	$—	$(1)	$—

Please see accompanying notes to financial statements.

Financial Highlights

For the six-month period ended April 30, 2018 (Unaudited) and years ended October 31,
For a Share Outstanding Throughout the Period/Years

	Investor Class
	2018ˆ		2017	2016		2015		2014		2013
TD Money Market Portfolio
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Net investment income	0.004		0.003	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	0.000 *	0.000	*	(0.000	)*	0.000	*	(0.000	)*
Total from operations	0.004		0.003	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.004)		(0.003)	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	(0.000	)*	(0.000)*	—		(0.000	)*	—		(0.000	)*
Total dividends and distributions	(0.004	)*	(0.003)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Total investment return†	0.43%		0.31%	0.01%		0.01%		0.01%		0.01%
Net assets end of period (000)	$422,636		$494,242	$453,066		$542,916		$583,522		$674,647
Ratio of net expenses to average net assets	0.69	%‡	0.68%	0.43%		0.15%		0.11%		0.15%
Ratio of total expenses to average net assets	0.69	%‡	0.77%	0.94%		0.94%		0.94%		0.95%
Ratio of net investment income to average net assets	0.84	%‡	0.30%	0.01%		0.01%		0.01%		0.01%

	Premium Class
	2018ˆ		2017	2016		2015		2014		2013
TD Money Market Portfolio
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Net investment income	0.004		0.003	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	0.000 *	0.000	*	(0.000	)*	0.000	*	(0.000	)*
Total from operations	0.004		0.003	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.004)		(0.003)	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	(0.000	)*	(0.000)*	—		(0.000	)*	—		(0.000	)*
Total dividends and distributions	(0.004)		(0.003)	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Total investment return†	0.42%		0.32%	0.01%		0.01%		0.01%		0.01%
Net assets end of period (000)	$78,073		$67,717	$72,170		$102,624		$113,938		$105,946
Ratio of net expenses to average net assets	0.70	%‡	0.67%	0.43%		0.15%		0.11%		0.15%
Ratio of total expenses to average net assets	0.70	%‡	0.67%	0.60%		0.60%		0.61%		0.61%
Ratio of net investment income to average net assets	0.84	%‡	0.30%	0.01%		0.01%		0.01%		0.01%

ˆ	For the six-month period ended April 30, 2018.
*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any.
‡	Annualized.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

For the six-month period ended April 30, 2018 (Unaudited) and years ended October 31,
For a Share Outstanding Throughout the Period/Years

	Class A
	2018ˆ		2017	2016		2015		2014		2013
TD Money Market Portfolio
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Net investment income	0.004		0.002	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	0.000 *	0.000	*	(0.000	)*	0.000	*	(0.000	)*
Total from operations	0.004		0.002	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.004)		(0.002)	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	(0.000	)*	(0.000)*	—		(0.000	)*	—		(0.000	)*
Total dividends and distributions	(0.004)		(0.002)	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Total investment return†	0.38%		0.24%	0.01%		0.01%		0.01%		0.01%
Net assets end of period (000)	$195,529		$209,674	$243,438		$1,582,737		$1,573,084		$1,407,090
Ratio of net expenses to average net assets	0.79	%‡	0.75%	0.41%		0.16%		0.11%		0.15%
Ratio of total expenses to average net assets	0.79	%‡	0.87%	1.02%		1.02%		1.02%		1.03%
Ratio of net investment income to average net assets	0.75	%‡	0.22%	0.01%		0.01%		0.01%		0.01%

	Select Class
	2018ˆ		2017	2016		2015		2014		2013
TD Money Market Portfolio
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Net investment income	0.005		0.004	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	0.000 *	0.000	*	(0.000	)*	0.000	*	(0.000	)*
Total from operations	0.005		0.004	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.005)		(0.004)	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	(0.000	)*	(0.000)*	—		(0.000	)*	—		(0.000	)*
Total dividends and distributions	(0.005)		(0.004)	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Total investment return†	0.48%		0.39%	0.01%		0.01%		0.01%		0.01%
Net assets end of period (000)	$633,058		$349,345	$257,584		$725,470		$633,311		$517,223
Ratio of net expenses to average net assets	0.59	%‡	0.59%	0.42%		0.16%		0.11%		0.15%
Ratio of total expenses to average net assets	0.59	%‡	0.60%	0.62%		0.62%		0.62%		0.63%
Ratio of net investment income to average net assets	0.99	%‡	0.40%	0.01%		0.01%		0.01%		0.01%

ˆ	For the six-month period ended April 30, 2018.
*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any.
‡	Annualized.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

For the six-month period ended April 30, 2018 (Unaudited) and years ended October 31,
For a Share Outstanding Throughout the Period/Years

	Investor Class
	2018ˆ		2017	2016		2015		2014		2013
TD U.S. Government Portfolio
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Net investment income	0.003		0.002	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	0.000 *	0.000	*	0.000	*	(0.000	)*	(0.000	)*
Total from operations	0.003		0.002	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.003)		(0.002)	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	0.000	*	(0.000)*	—		—		—		—
Total dividends and distributions	(0.003)		(0.002)	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Total investment return†	0.34%		0.18%	0.01%		0.01%		0.01%		0.01%
Net assets end of period (000)	$949,291		$957,465	$947,670		$792,116		$751,528		$669,935
Ratio of net expenses to average net assets	0.67	%‡	0.58%	0.33%		0.09%		0.06%		0.09%
Ratio of total expenses to average net assets	0.67	%‡	0.74%	0.95%		0.94%		0.95%		0.95%
Ratio of net investment income to average net assets	0.69	%‡	0.18%	0.01%		0.01%		0.01%		0.01%

	Class A
	2018ˆ		2017	2016		2015		2014		2013
TD U.S. Government Portfolio
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Net investment income	0.003		0.001	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	0.000 *	0.000	*	0.000	*	(0.000	)*	(0.000	)*
Total from operations	0.003		0.001	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.003)		(0.001)	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	0.000	*	(0.000)*	—		—		—		—
Total dividends and distributions	(0.003)		(0.001)	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Total investment return†	0.29%		0.12%	0.01%		0.01%		0.01%		0.01%
Net assets end of period (000)	$310,742		$254,507	$259,655		$280,639		$302,890		$297,314
Ratio of net expenses to average net assets	0.77	%‡	0.64%	0.32%		0.09%		0.06%		0.09%
Ratio of total expenses to average net assets	0.77	%‡	0.83%	1.03%		1.02%		1.03%		1.03%
Ratio of net investment income to average net assets	0.60	%‡	0.12%	0.01%		0.01%		0.01%		0.01%

ˆ	For the six-month period ended April 30, 2018.
*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any.
‡	Annualized.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

For the six-month period ended April 30, 2018 (Unaudited) and years ended October 31,
For a Share Outstanding Throughout the Period/Years

	Investor Class
	2018ˆ		2017	2016		2015		2014		2013
TD Municipal Portfolio
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Net investment income	0.003		0.001	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	—	0.000	*	0.000	*	—		—
Total from operations	0.003		0.001	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.003)		(0.001)	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—	(0.000	)*	—		—		—
Total dividends and distributions	(0.003)		(0.001)	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Total investment return†	0.25%		0.14%	0.01%		0.01%		0.01%		0.01%
Net assets end of period (000)	$336,345		$374,354	$391,284		$393,780		$404,944		$432,993
Ratio of net expenses to average net assets	0.68	%‡	0.63%	0.30%		0.05%		0.07%		0.12%
Ratio of total expenses to average net assets	0.68	%‡	0.74%	0.95%		0.94%		0.95%		0.95%
Ratio of net investment income to average net assets	0.50	%‡	0.14%	0.01%		0.01%		0.01%		0.01%

	Class A
	2018ˆ		2017	2016		2015		2014		2013
TD Municipal Portfolio
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Net investment income	0.002		0.001	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	—	0.000	*	0.000	*	—		—
Total from operations	0.002		0.001	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.002)		(0.001)	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—	(0.000	)*	—		—		—
Total dividends and distributions	(0.002)		(0.001)	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Total investment return†	0.20%		0.08%	0.01%		0.01%		0.01%		0.01%
Net assets end of period (000)	$314,276		$331,825	$465,173		$544,219		$463,087		$498,329
Ratio of net expenses to average net assets	0.78	%‡	0.69%	0.29%		0.05%		0.06%		0.11%
Ratio of total expenses to average net assets	0.78	%‡	0.84%	1.03%		1.02%		1.03%		1.03%
Ratio of net investment income to average net assets	0.40	%‡	0.07%	0.01%		0.01%		0.01%		0.01%

ˆ	For the six-month period ended April 30, 2018.
*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any.
‡	Annualized.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

For the six-month period ended April 30, 2018 (Unaudited) and years ended October 31,
For a Share Outstanding Throughout the Period/Years

	Investor Class
	2018ˆ		2017	2016		2015		2014		2013
TD California Municipal Money Market Portfolio
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Net investment income	0.002		0.001	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	(0.000)*	—		(0.000	)*	0.000	*	0.000	*
Total from operations	0.002		0.001	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.002)		(0.001)	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—	—		—		—		—
Total dividends and distributions	(0.002)		(0.001)	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Total investment return†	0.23%		0.12%	0.01%		0.01%		0.01%		0.01%
Net assets end of period (000)	$125,405		$134,690	$147,518		$162,885		$157,434		$169,922
Ratio of net expenses to average net assets	0.69	%‡	0.63%	0.30%		0.04%		0.05%		0.11%
Ratio of total expenses to average net assets	0.69	%‡	0.75%	0.98%		0.97%		0.97%		0.97%
Ratio of net investment income to average net assets	0.47	%‡	0.12%	0.01%		0.01%		0.01%		0.01%

	Class A
	2018ˆ		2017	2016		2015		2014		2013
TD California Municipal Money Market Portfolio
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Net investment income	0.002		0.001	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	(0.000)*	—		(0.000	)*	0.000	*	0.000	*
Total from operations	0.002		0.001	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.002)		(0.001)	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—	—		—		—		—
Total dividends and distributions	(0.002)		(0.001)	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Total investment return†	0.18%		0.06%	0.01%		0.01%		0.01%		0.01%
Net assets end of period (000)	$105,187		$98,083	$130,901		$224,103		$201,970		$188,975
Ratio of net expenses to average net assets	0.79	%‡	0.68%	0.28%		0.04%		0.05%		0.10%
Ratio of total expenses to average net assets	0.79	%‡	0.86%	1.06%		1.05%		1.05%		1.05%
Ratio of net investment income to average net assets	0.38	%‡	0.05%	0.01%		0.01%		0.01%		0.01%

ˆ	For the six-month period ended April 30, 2018.
*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any.
‡	Annualized.

Please see accompanying notes to financial statements.

Financial Highlights (concluded)

For the six-month period ended April 30, 2018 (Unaudited) and years ended October 31,

For a Share Outstanding Throughout the Period/Years

	Investor Class
	2018ˆ		2017	2016		2015		2014		2013
TD New York Municipal Money Market Portfolio
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Net investment income	0.003		0.001	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000		0.000 *	0.000	*	0.000	*	0.000	*	0.000	*
Total from operations	0.003		0.001	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.003)		(0.001)	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—	—		—		—		—
Total dividends and distributions	(0.003)		(0.001)	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Total investment return†	0.27%		0.14%	0.01%		0.01%		0.01%		0.01%
Net assets end of period (000)	$94,567		$94,748	$98,213		$107,158		$101,884		$100,062
Ratio of net expenses to average net assets	0.68	%‡	0.61%	0.30%		0.04%		0.05%		0.10%
Ratio of total expenses to average net assets	0.68	%‡	0.75%	1.01%		1.01%		1.02%		1.01%
Ratio of net investment income to average net assets	0.54	%‡	0.14%	0.01%		0.01%		0.01%		0.01%

	Class A
	2018ˆ		2017	2016		2015		2014		2013
TD New York Municipal Money Market Portfolio
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Net investment income	0.002		0.001	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000		0.000 *	0.000	*	0.000	*	0.000	*	0.000	*
Total from operations	0.002		0.001	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.002)		(0.001)	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—	—		—		—		—
Total dividends and distributions	(0.002)		(0.001)	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Total investment return†	0.22%		0.08%	0.01%		0.01%		0.01%		0.01%
Net assets end of period (000)	$53,269		$62,702	$70,073		$104,542		$67,629		$75,632
Ratio of net expenses to average net assets	0.78	%‡	0.67%	0.28%		0.04%		0.05%		0.11%
Ratio of total expenses to average net assets	0.78	%‡	0.84%	1.09%		1.09%		1.10%		1.09%
Ratio of net investment income to average net assets	0.44	%‡	0.08%	0.01%		0.01%		0.01%		0.01%

ˆ	For the six-month period ended April 30, 2018.
*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any.
‡	Annualized.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2018 (Unaudited)

Note 1 — Organization

TD Asset Management USA Funds Inc. (the “Company”) was organized as a Maryland corporation on August 16, 1995. The Company is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “Act”). Shares of the Company are registered under the Securities Act of 1933, as amended. This shareholder report only applies to the following series of the Company: TD Money Market Portfolio (the “Money Market Portfolio”), TD U.S. Government Portfolio (the “U.S. Government Portfolio”), TD Municipal Portfolio (the “Municipal Portfolio”), TD California Municipal Money Market Portfolio (the “California Portfolio”) and TD New York Municipal Money Market Portfolio (the “New York Portfolio”) (each, a “Portfolio” and collectively, the “Portfolios”). The assets of each Portfolio are separate from those of each other Portfolio, and a shareholder’s interest in a particular Portfolio does not extend to any other Portfolio. Each Portfolio is a diversified Portfolio, except for the California Portfolio and the New York Portfolio, which are non-diversified. The investment objective of each diversified Portfolio is to seek maximum current income to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share. The investment objective of each of the California Portfolio and the New York Portfolio is to seek maximum current income that is exempt from federal and California State or New York State and City (as applicable) income taxes, respectively, to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share. The Money Market Portfolio has the flexibility to invest broadly in U.S. dollar-denominated securities of domestic and foreign issuers. The U.S. Government Portfolio offers an added measure of safety by investing at least 99.5% of its total assets in cash, U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and/or repurchase agreements that are fully collateralized by cash or government securities. The Municipal Portfolio offers investors Federal tax-exempt income by investing primarily in municipal securities. The California Portfolio and the New York Portfolio offer investors tax-exempt income on a Federal level by investing primarily in municipal securities, along with tax-exempt income in their respective states.

Note 2 — Significant Accounting Policies

The Portfolios are investment companies in conformity with U.S. generally accepted accounting principles (“GAAP”). Therefore, the Portfolios follow the accounting and reporting guidance for investment companies.

The following is a summary of the Company’s significant accounting policies:

Use of Estimates — The Portfolios’ financial statements are prepared in accordance with GAAP, which require the use of management estimates and assumptions. Actual results could differ from these estimates.

Computation of Net Asset Value — It is each Portfolio’s policy to maintain a continuous net asset value of $1.00 per share for each class. Each Portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Portfolio will be able to maintain a stable net asset value of $1.00 per share. The net asset value (“NAV”) per share for each of the Portfolios is computed by dividing the total current value of the assets of a Portfolio, less its liabilities, by the total number of shares outstanding at the time of such computation. Each Portfolio’s NAV per share is computed as of 4:00 p.m. (Eastern Time), on days when the New York Stock Exchange (“NYSE”) is open for regular trading and the Federal Reserve Bank of New York (the “Fed”) is open. In addition, the Portfolios may elect, in their discretion if it is determined to be in shareholders’ best interests, to be open on days when the NYSE is open but the Fed is closed or to be open on days when the Fed is open but the NYSE is closed, except for Good Friday.

The Company accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio’s operations; expenses which are applicable to all Portfolios are allocated among them on a pro-rata basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. Expenses directly attributable to a specific class are charged to that class.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2018 (Unaudited)

Securities Valuation — Each Portfolio’s securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1:	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Portfolio has the ability to access at the measurement date;
Level 2:	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, fair valued foreign equities, etc.);
Level 3:	Inputs that are unobservable.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by management. Management considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

As of April 30, 2018, all the investments for the Money Market, U.S. Government, Municipal, California and New York Portfolios are classified as Level 2. For details of investment classifications, reference the Schedules of Investments.

For the six-month period ended April 30, 2018, there have been no transfers between Level 1 and Level 2 assets and liabilities for all Portfolios. If applicable, transfers between levels are recognized at period end.

For the six-month period ended April 30, 2018, there have been no significant changes to the Portfolios’ fair valuation methodologies.

Repurchase Agreements — Each Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by TDAM USA Inc. (the Portfolios’ “Investment Manager” and “Administrator”) (under procedures adopted by the Company’s Board of Directors), subject to the seller’s agreement to repurchase and the Portfolio’s agreement to resell such securities at a mutually agreed upon price. Collateral received for securities purchased subject to repurchase agreements is deposited with the Portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Portfolios generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Portfolios may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Repurchase agreements are entered into by each Portfolio under Master Repurchase Agreements (each, a “MRA” and together, the “MRAs”) which permit each Portfolio, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under an MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2018 (Unaudited)

At April 30, 2018, the open repurchase agreements by counterparty which are subject to an MRA on a net payment basis are as follows:

	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount(2)
Money Market Portfolio
Bank of Montreal	$99,652,000	$99,652,000	$—	$—
Bank of Nova Scotia	65,000,000	65,000,000	—	—
RBC Capital Markets	15,000,000	15,000,000	—	—
	$179,652,000	$179,652,000	$—	$—
U.S. Government Portfolio
Bank of Montreal	$201,298,000	$201,298,000	$—	$—
Bank of Nova Scotia	225,000,000	225,000,000	—	—
RBC Capital Markets	75,000,000	75,000,000	—	—
	$501,298,000	$501,298,000	$—	$—

(1)	The amount of collateral reflected in the table does not include any over-collateralization received by the Portfolio.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.

Investment Income — Interest income, including accretion and amortization of discounts and premiums on securities, is accrued daily.

Expense Offset Arrangement — The Portfolios have an arrangement with their custodian bank whereby the Portfolios receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. Conversely, the Portfolios are charged a fee (i.e., “earnings debits”) by their custodian when negative cash balances are maintained. For the six-month period ended April 30, 2018, earnings credits, as an offset to earnings debits, were less than $7,667 for each Portfolio.

Dividends and Distributions to Shareholders — Dividends arising from net investment income are declared daily and paid monthly. Net realized short-term capital gains, if any, may be distributed during the year and net realized long-term capital gains, if any, are distributed annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Securities Transactions — Securities transactions are accounted for on the trade date. Realized gains and losses from securities transactions are recorded on a specific identification basis.

Note 3 —	Investment Management Fees and Other Transactions with Affiliates of the Investment Manager

Under the terms of an Amended and Restated Investment Management Agreement with TDAM USA Inc., a wholly owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to each Portfolio, such Portfolio pays the Investment Manager an annual investment management fee, on a graduated basis, equal to 0.10% of the first $1 billion of average daily net assets of each such Portfolio, 0.09% of the next $1 billion, and 0.08% of average daily net assets over $2 billion.

The Administrator has been retained under an Amended and Restated Administration Agreement to perform certain administrative services for each Portfolio. For such services, each Portfolio pays the Administrator a monthly fee at an annual rate of 0.05% of average daily net assets.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2018 (Unaudited)

Prior to December 18, 2017, the Administrator was party to a sub-administration agreement with Citi Fund Services Ohio, Inc. (“Citi”), pursuant to which Citi performed certain administrative services for the Funds (the “Citi Sub-administration Agreement”). The Administrator paid Citi’s fees for providing these services. Effective December 18, 2017, the Citi Sub-administration Agreement was terminated and the Administrator entered into an agreement with SEI Investments Global Funds Services (“SEI”), pursuant to which SEI performs certain administrative services for the Funds. The Administrator pays SEI’s fees for providing these services.

TD Ameritrade, Inc., an affiliate of the Investment Manager, has been retained under a Shareholder Services Agreement to perform certain shareholder services necessary for the operation of each Portfolio and Class. The Shareholder Services Agreement provides that each Portfolio and Class (other than the Premium Class and Select Class of the Money Market Portfolio) pays TD Ameritrade, Inc. a monthly fee at an annual rate of 0.25% of average daily net assets. Each of the Premium Class and Select Class of the Money Market Portfolio pays TD Ameritrade, Inc. a monthly fee at an annual rate of 0.05% of its average daily net assets.

TD Ameritrade Clearing, Inc. (the “Transfer Agent”), an affiliate of the Investment Manager, has been retained under a Transfer Agency Agreement to perform certain transfer agency services for each Portfolio and Class. For such services, each Portfolio and Class (other than the Premium Class of the Money Market Portfolio) pays the Transfer Agent a monthly fee at an annual rate of 0.10% of average daily net assets. The Premium Class of the Money Market Portfolio pays the Transfer Agent a monthly fee at an annual rate of 0.05% of average daily net assets.

The Portfolios’ Distribution Plan pursuant to Rule 12b-1 under the Act permits the Investor Class shares of each of the Money Market Portfolio, U.S. Government Portfolio and Municipal Portfolio to pay from its assets distribution fees at a rate not to exceed 0.11% of the annual average daily net assets; the Investor Class shares of the California Municipal Money Market Portfolio to pay from its assets distribution fees at a rate not to exceed 0.08% of the annual average daily net assets; the Investor Class shares of the New York Municipal Money Market Portfolio to pay from its assets distribution fees at a rate not to exceed 0.04% of the annual average daily net assets; the Premium Class shares of the Money Market Portfolio to pay from its assets distribution fees at a rate not to exceed 0.365% of the annual average daily net assets; Class A shares of each of the Money Market Portfolio, U.S. Government Portfolio and Municipal Portfolio to pay from its assets distribution fees at a rate not to exceed 0.21% of the annual average daily net assets; Class A shares of the California Municipal Money Market Portfolio to pay from its assets distribution fees at a rate not to exceed 0.18% of the annual average daily net assets; Class A shares of the New York Municipal Money Market Portfolio to pay from its assets distribution fees at a rate not to exceed 0.14% of the annual average daily net assets; and the Select Class shares of the Money Market Portfolio to pay from its assets distribution fees at a rate not to exceed 0.21% of the annual average daily net assets. These distribution fees are computed and accrued daily and will be paid to broker-dealers, including TD Ameritrade, Inc. and other persons, pursuant to the terms of selected dealer agreements, selling agreements or other agreements complying with Rule 12b-1 that have been approved by the Board of Directors.

For the six-month period ended April 30, 2018, the Portfolios engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions, which complied with Rule 17a-7 under the Act, amounted to the following:

	Purchases	Sales	Realized Gain (Loss) on Sales
California Portfolio	$4,000,000	$—	$—
New York Portfolio	—	4,000,000	—

For the six-month period ended April 30, 2018, the Investment Manager and its affiliates did not waive and/or reimburse certain fees for each Portfolio.

All fees are waived and reimbursed at the class level of each Portfolio, with the exception of Investment Management fees which are waived and reimbursed at the portfolio level of each Portfolio, if applicable.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2018 (Unaudited)

Note 4 — Directors’ Fees

Each Director who is not an “interested person” as defined in the Act, who serves on the Board of Directors of the Company receives, in the aggregate:

1.	a base annual retainer of $69,500, payable quarterly;
2.	a meeting fee of $6,500 for each meeting attended in person;
3.	a meeting fee of $4,000 for each meeting attended by telephone;
4.	a committee meeting fee of $4,000 for any separately called meeting of any committee, in person or telephonic, taking place on days when there is no meeting of the full Board;
5.	a meeting fee of $5,000 for each special meeting attended in person;
6.	retainer for the Chairman is $22,000 annually, payable quarterly; and
7.	retainer for Audit Committee Chair is $10,500 annually, payable quarterly.

Directors’ fees are allocated among the series of the Company.

Note 5 — Federal Income Taxes

It is each Portfolio’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Portfolio so qualifies, and distributes substantially all of its taxable net income, the Portfolio (not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

Management evaluates tax positions, taken or expected to be taken in the course of preparing the Portfolios’ tax returns, to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolios did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken on Federal and State income tax returns may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities for all open tax years (the current and prior 3 tax year ends), ongoing analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended October 31, 2017, the Portfolios did not have a liability for any unrecognized tax benefits. The Portfolios recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Portfolios did not incur any interest or penalties.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Portfolio’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The amount and character of income and capital gain distributions, if any, to be paid, are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments in the timing of recognition of gains or losses on investments. Permanent book and tax differences, if any, may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital. There were no permanent differences during the fiscal year ended October 31, 2017.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2018 (Unaudited)

The tax character of distributions declared to shareholders during the fiscal years ended October 31, 2017 and 2016, were as follows:

		Tax-Exempt Income	Ordinary Income	Long-Term Capital Gain	Totals
Money Market Portfolio	2017	$—	$3,319,108	$—	$3,319,108
	2016	—	276,293	—	276,293
U.S. Government Portfolio	2017	—	1,938,268	—	1,938,268
	2016	—	118,209	—	118,209
Municipal Portfolio	2017	802,390	283	—	802,673
	2016	93,924	4,023	—	97,947
California Portfolio	2017	234,316	772	—	235,088
	2016	37,358	—	—	37,358
New York Portfolio	2017	189,851	2,339	—	192,190
	2016	15,750	3,544	—	19,294

As of October 31, 2017, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Capital Loss Carryforwards	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
Money Market Portfolio	$552,236	$—	$—	$(535,475)	$16,761
U.S. Government Portfolio	369,265	—	—	(364,226)	5,039
Municipal Portfolio	—	128,549	—	(128,597)	(48)
California Portfolio	—	39,236	(222)	(39,245)	(231)
New York Portfolio	—	25,237	(35,385)	(25,239)	(35,387)

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolios that may be carried forward and applied against future capital gains. For taxable years beginning on or before December 22, 2010, such capital losses may be carried forward for a maximum of eight years. Under the Regulated Investment Company Modernization Act of 2010, the Portfolios are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those taxable years must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. As of October 31, 2017, the breakdown of capital loss carryforwards was as follows:

		Expiring October 31,		Total
	Short-Term Loss	2018	2019
California Portfolio	$141	$81	$—	$222
New York Portfolio	34,798	148	439	35,385

During the year ended October 31, 2017, the New York Portfolio utilized $17 of capital loss carryforwards to offset capital gains.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2018 (Unaudited)

At April 30, 2018, the cost of investments of the Portfolios for Federal income tax purposes were substantially the same as the cost for financial reporting purposes.

Note 6 — Portfolio Risks

The California and New York Portfolios follow an investment policy of investing primarily in municipal obligations of one state (as indicated by the name of the respective Portfolio). Economic changes affecting the respective state and related public bodies and municipalities may affect the ability of issuers within such state to pay interest on, or repay principal of, municipal obligations held by the California or New York Portfolios.

The income from each Portfolio will vary with changes in prevailing interest rates. In addition, each Portfolio’s investments are subject to “credit risk,” which is the risk that an issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its obligations at maturity. Portfolios that invest primarily in high quality securities generally are subject to less credit risk than funds that invest in lower quality securities. The U.S. Government Portfolio reduces credit risk by investing primarily in U.S. government and agency securities. However, as discussed above, not all of these securities in which the U.S. Government Portfolio (and each other Portfolio of the Company) may invest are backed by the full faith and credit of the U.S. government. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit. Accordingly, although these securities historically have involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. government’s full faith and credit.

Note 7 — Subsequent Events

The Company has evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments or additional disclosures were required to the financial statements as of the date of the report.

TD ASSET MANAGEMENT USA FUNDS INC.
TD Money Market Portfolio • Schedule of Investments
April 30, 2018 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 25.2%
California State, Community Development Authority, Ser A, RB
1.73%, 5/2/18	$25,675,000	$25,675,000
Cincinnati Children’s Hospital Medical Center, TECP
1.85%, 5/9/18	25,000,000	25,000,000
1.90%, 5/29/18	25,000,000	25,000,000
Kern, Water Bank Authority, Ser B, RB, (LOC: Wells Fargo Bank, N.A.)
1.80%, 5/3/18 (A)	1,182,000	1,182,000
Michigan State University, Board of Trustee, TECP
1.77%, 5/8/18	23,000,000	23,000,000
1.85%, 5/10/18	5,000,000	5,000,000
New York State, HFA, Ser A, RB, (LOC: JPMorgan Chase Bank, N.A.)
1.80%, 5/1/18 (A)	40,000,000	40,000,000
San Francisco, Public Utilities Commission, TECP
2.15%, 7/11/18	24,312,000	24,312,000
Sentara Healthcare, TECP
1.78%, 5/2/18	26,000,000	26,000,000
1.80%, 5/10/18	3,320,000	3,320,000
1.73%, 5/10/18	4,680,000	4,680,000
South Carolina State, TECP
1.76%, 5/3/18	10,000,000	10,000,000
Texas A&M University, TECP
1.90%, 5/3/18	15,000,000	15,000,000
University of California, Ser Z-1, RB
1.76%, 5/3/18 (A)	16,520,000	16,520,000
University of California, Ser Z-2, RB
1.77%, 5/3/18 (A)	30,575,000	30,575,000
University of Pittsburgh, TECP
2.00%, 6/1/18	30,000,000	30,000,000
University of Texas, TECP
1.60%, 5/2/18	5,000,000	5,000,000
1.79%, 5/7/18	25,000,000	25,000,000
TOTAL MUNICIPAL OBLIGATIONS		335,264,000
CORPORATE OBLIGATIONS — 25.2%
BANKS — 15.1%
Australia & New Zealand Banking Group NY MTN
1.45%, 5/15/18	5,000,000	4,999,458
Bank of Montreal IL
1.91%, VAR ICE LIBOR USD 3 Month + 0.120%, 5/3/18	25,000,000	25,003,345

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Bank of Nova Scotia
2.61%, VAR ICE LIBOR USD 3 Month + 0.250%, 5/2/18	$3,000,000	$3,000,873
2.00%, VAR ICE LIBOR USD 3 Month + 0.200%, 5/9/18	16,000,000	16,002,233
2.54%, VAR ICE LIBOR USD 3 Month + 0.470%, 6/11/18	4,120,000	4,122,044
1.70%, 6/11/18	1,230,000	1,229,357
2.55%, VAR ICE LIBOR USD 3 Month + 0.250%, 7/12/18	2,100,000	2,100,948
Canadian Imperial Bank of Commerce NY
2.02%, VAR ICE LIBOR USD 3 Month + 0.230%, 5/8/18	6,900,000	6,897,988
2.10%, VAR ICE LIBOR USD 1 Month + 0.200%, 5/31/18	15,000,000	15,000,000
Citibank
2.03%, VAR ICE LIBOR USD 3 Month + 0.230%, 5/9/18	500,000	500,224
2.54%, VAR ICE LIBOR USD 3 Month + 0.340%, 6/20/18	13,386,000	13,407,004
Commonwealth Bank of Australia NY
2.50%, 9/20/18	3,000,000	3,000,526
International Bank for Reconstruction & Development
1.81%, VAR ICE LIBOR USD 1 Month + -0.090%, 5/10/18	30,000,000	29,998,452
National Australia Bank
2.30%, 7/25/18	13,230,000	13,243,856
National Bank of Canada
2.10%, 12/14/18	4,000,000	3,989,160
PNC Bank
1.60%, 6/1/18	7,500,000	7,495,848
1.95%, 3/4/19	14,794,000	14,719,824
Royal Bank of Canada MTN
1.80%, 7/30/18	10,000,000	9,993,775
Wells Fargo Bank MTN
2.48%, VAR ICE LIBOR USD 3 Month + 0.500%, 5/30/18	18,000,000	18,040,538

TD ASSET MANAGEMENT USA FUNDS INC.
TD Money Market Portfolio • Schedule of Investments
April 30, 2018 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
BANKS (continued)
Westpac Banking Corp.
1.55%, 5/25/18	$5,000,000	$4,999,153
2.25%, 7/30/18	3,500,000	3,500,626
		201,245,232
CONSUMER DISCRETIONARY — 3.2%
Toyota Motor Credit Corp.
1.99%, 5/17/18	11,500,000	11,500,000
1.96%, VAR ICE LIBOR USD 3 Month + 0.080%, 5/17/18	9,300,000	9,300,160
1.55%, 7/13/18	2,353,000	2,352,129
2.00%, 10/24/18	9,029,000	9,019,685
2.10%, 1/17/19	9,000,000	8,996,790
1.70%, 2/19/19	1,500,000	1,491,329
		42,660,093
DOMESTIC/FOREIGN BANK SUPPORTED — 1.0%
Corporate Finance Managers, Ser B
1.89%, 5/3/18 (A)	8,480,000	8,480,000
Partisan Property
1.91%, 5/2/18 (A)	3,403,100	3,403,100
PCP Investors
1.94%, 5/3/18 (A)	970,000	970,000
		12,853,100
ENERGY — 1.5%
Chevron Corp.
1.79%, 11/16/18	3,000,000	2,998,848
1.69%, 2/28/19	17,045,000	16,938,734
		19,937,582
FINANCIALS — 1.5%
Berkshire Hathaway Finance Corp.
1.70%, 3/15/19	20,000,000	19,891,139
INFORMATION TECHNOLOGY — 2.9%
Apple
1.00%, 5/3/18	36,000,000	35,999,100
Microsoft
1.30%, 11/3/18	2,000,000	1,995,471
		37,994,571
TOTAL CORPORATE OBLIGATIONS		334,581,717
COMMERCIAL PAPER — 21.5%
ASSET-BACKED — 1.9%
Bedford Row Funding, TECP
2.45%, 1/22/19	25,000,000	25,000,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
BANKS — 3.4%
Australia & New Zealand Bank
1.75%, 7/3/18	$25,000,000	$25,000,000
Bank of New York
2.42%, 10/2/18 (B)	10,000,000	9,897,761
Royal Bank of Canada
2.01%, 6/14/18 (B)	9,000,000	8,978,000
2.01%, 6/22/18 (B)	1,110,000	1,106,793
		44,982,554
INDUSTRIAL & OTHER COMMERCIAL PAPER — 16.2%
Adventis Health
1.85%, 5/1/18 (B)	15,000,000	15,000,000
CDP Financial
1.75%, 5/1/18 (B)	20,000,000	20,000,000
2.30%, 7/19/18 (B)	20,000,000	19,899,933
Ontario Teachers’ Finance Trust
1.56%, 6/15/18 (B) (C)	15,000,000	14,971,125
2.03%, 10/19/18 (B)	10,000,000	9,905,000
2.48%, 12/10/18 (B)	15,000,000	14,773,283
PSP Capital
1.84%, 5/24/18 (B)	10,000,000	9,988,245
2.13%, 7/12/18 (B)	10,000,000	9,957,600
2.18%, 9/24/18 (B)	10,000,000	9,912,400
Trinity Health
1.78%, 5/2/18 (B)	20,000,000	19,999,017
1.77%, 5/4/18 (B)	30,000,000	29,995,575
Yale University
1.82%, 5/9/18 (B)	10,000,000	9,995,978
2.03%, 6/18/18 (B)	31,650,000	31,564,756
		215,962,912
TOTAL COMMERCIAL PAPER		285,945,466
CERTIFICATES OF DEPOSIT — 11.1%
Australia & New Zealand Banking Group
2.28%, 6/20/18	10,000,000	10,000,000
Bank of Montreal
2.20%, 5/7/18	10,000,000	10,000,000
2.31%, 5/12/18	1,500,000	1,501,563
2.03%, 6/4/18	7,000,000	7,000,000
2.32%, 9/27/18	10,000,000	10,000,000
Bank of Nova Scotia
1.66%, 9/21/18	2,400,000	2,395,560
Canadian Imperial Bank
2.09%, 11/2/18	15,000,000	15,000,769
Cooperative RaboBank
2.22%, 10/5/18	15,000,000	15,000,000
National Bank of Canada
1.66%, 9/21/18	3,550,000	3,541,539

TD ASSET MANAGEMENT USA FUNDS INC.
TD Money Market Portfolio • Schedule of Investments
April 30, 2018 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CERTIFICATES OF DEPOSIT (continued)
Royal Bank of Canada
2.55%, 7/5/18	$2,500,000	$2,502,271
1.55%, 7/13/18	1,050,000	1,049,408
1.95%, 12/6/18	500,000	499,697
Svenska Handelsbanken
2.21%, 5/14/18	32,180,000	32,235,472
2.17%, 5/14/18	2,000,000	2,001,076
2.52%, 7/3/18	10,000,000	10,005,420
US Bank
2.15%, 5/29/18	10,000,000	10,000,000
1.86%, 5/29/18	15,000,000	15,000,000
TOTAL CERTIFICATES OF DEPOSIT		147,732,775
REGIONAL GOVERNMENT OBLIGATIONS — 3.5%
Province of Ontario Canada
3.00%, 7/16/18	8,493,000	8,511,280
2.00%, 1/30/19	10,000,000	9,994,742
Province of Quebec Canada
4.63%, 5/14/18	27,991,000	28,020,208
TOTAL REGIONAL GOVERNMENT OBLIGATIONS		46,526,230
REPURCHASE AGREEMENTS — 13.5%
Bank of Montreal 1.66% dated 4/30/18, due 5/1/18 in the amount of $99,656,595, fully collateralized by U.S. Treasury obligations, par value $400 – $20,904,100, coupon range 0.00% – 2.60%, maturity range 05/17/18 – 02/15/46, value $101,645,077	99,652,000	99,652,000
Bank of Nova Scotia 1.71% dated 4/30/18, due 5/1/18 in the amount of $65,003,088, fully collateralized by an U.S. Treasury obligation, par value $71,580,600, coupon 1.25%, maturity 07/31/23, value $66,303,192	65,000,000	65,000,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
RBC Capital Markets 1.62% dated 4/30/18, due 5/1/18 in the amount of $15,000,675, fully collateralized by an U.S. Treasury obligation, par value $15,423,300, coupon 1.13%, maturity 05/31/19, value $15,300,082	$15,000,000	$15,000,000
TOTAL REPURCHASE AGREEMENTS		179,652,000
TOTAL INVESTMENTS (Cost $1,329,702,188) — 100.0%		1,329,702,188
OTHER ASSETS AND LIABILITIES, NET — 0.0%		(406,136)
NET ASSETS — 100.0%		$1,329,296,052
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates. Date shown is the date on which the Portfolio can unconditionally demand payment.
(B)	The rate shown is the effective yield at time of purchase.
(C)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2018, these securities amounted to $14,971,125 or 1.13% of net assets of the Portfolio.

HFA — Housing Finance Agency

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LOC — Letter of Credit

MTN — Medium Term Note

N.A. — National Association

NY — New York

RB — Revenue Bond

RBC — Royal Bank of Canada

Ser — Series

TECP — Tax Exempt Commercial Paper

VAR — Variable

USD — U.S. Dollar

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TD U.S. Government Portfolio • Schedule of Investments
April 30, 2018 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT AGENCY OBLIGATIONS — 50.6%
FANNIE MAE — 6.2%
0.88%, 5/21/18 (A)	$17,505,000	$17,501,626
1.00%, 10/26/18 (A)	10,000,000	9,962,690
1.13%, 12/14/18 (A)	3,000,000	2,983,145
1.38%, 1/28/19 (A)	8,000,000	7,956,733
1.88%, 2/19/19 (A)	22,680,000	22,657,355
1.20%, 2/26/19 (A)	1,000,000	991,932
1.00%, 2/26/19 (A)	17,000,000	16,837,820
		78,891,301
FANNIE MAE, DISCOUNT NOTE — 5.7%
1.61%, 5/29/18 (A) (B)	50,000,000	49,937,778
1.64%, 5/30/18 (A) (B)	6,500,000	6,491,439
1.76%, 6/4/18 (A) (B)	15,000,000	14,975,208
		71,404,425
FEDERAL FARM CREDIT BANK — 6.2%
1.76%, VAR ICE LIBOR USD 1 Month + -0.140%, 9/28/18	25,000,000	24,999,476
1.73%, 10/9/18	10,000,000	9,999,764
1.95%, 11/27/18 (B)	25,000,000	24,720,000
1.38%, 12/21/18	800,000	796,235
1.83%, VAR ICE LIBOR USD 1 Month + -0.060%, 4/3/19	5,215,000	5,216,984
1.78%, VAR ICE LIBOR USD 1 Month + -0.100%, 4/4/19	12,000,000	11,998,889
		77,731,348
FEDERAL FARM CREDIT BANK, DISCOUNT NOTE — 6.2%
1.43%, 5/7/18 (B)	12,500,000	12,497,042
1.43%, 5/9/18 (B)	35,690,000	35,678,738
1.21%, 6/12/18 (B)	12,500,000	12,482,500
1.84%, 8/29/18 (B)	5,000,000	4,969,500
1.77%, 11/28/18 (B)	12,500,000	12,372,521
		78,000,301
FEDERAL HOME LOAN BANK — 8.5%
1.76%, VAR ICE LIBOR USD 1 Month + -0.135%, 5/9/18	7,500,000	7,500,009
1.74%, VAR ICE LIBOR USD 1 Month + -0.160%, 5/15/18	15,000,000	15,000,000
1.75%, VAR ICE LIBOR USD 1 Month + -0.145%, 5/24/18	30,000,000	29,999,961

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
1.76%, VAR ICE LIBOR USD 1 Month + -0.135%, 6/12/18	$15,000,000	$15,000,000
2.00%, 8/7/18 (C)	15,000,000	15,000,000
0.63%, 8/7/18	3,000,000	2,989,776
1.25%, 1/16/19	9,000,000	8,946,514
1.77%, VAR ICE LIBOR USD 1 Month + -0.135%, 1/28/19	12,500,000	12,500,000
		106,936,260
FEDERAL HOME LOAN BANK, DISCOUNT NOTE — 10.8%
1.66%, 5/7/18 (B)	75,000,000	74,979,313
1.48%, 5/9/18 (B)	25,000,000	24,991,833
1.49%, 5/16/18 (B)	1,820,000	1,818,878
1.68%, 5/18/18 (B)	30,000,000	29,976,299
1.81%, 8/13/18 (B)	5,000,000	4,974,000
		136,740,323
FREDDIE MAC — 7.0%
1.48%, 5/7/18 (A) (B)	25,000,000	24,993,875
1.57%, 5/10/18 (A) (B)	12,500,000	12,495,125
1.00%, 5/29/18 (A)	1,250,000	1,249,496
1.73%, VAR ICE LIBOR USD 1 Month + -0.170%, 6/14/18 (A)	15,000,000	15,000,000
1.71%, 6/20/18 (A)	20,000,000	19,952,639
1.74%, 8/9/18 (A) (B)	12,500,000	12,440,104
3.75%, 3/27/19 (A)	1,861,000	1,886,784
		88,018,023
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		637,721,981
COMMERCIAL PAPER — 8.3%
INDUSTRIAL & OTHER COMMERCIAL PAPER — 8.3%
Army & Air Force Exchange
1.72%, 5/1/18 (B)	39,500,000	39,500,000
1.87%, 5/3/18 (B)	18,000,000	17,998,130
1.85%, 5/14/18 (B)	40,000,000	39,973,278
1.80%, 5/23/18 (B)	8,000,000	7,991,200
TOTAL COMMERCIAL PAPER		105,462,608
U.S. TREASURY OBLIGATIONS — 1.6%
U.S. Treasury Bills
1.68%, 6/21/18 (B)	10,000,000	9,976,271
1.79%, 8/2/18 (B)	10,000,000	9,954,016
TOTAL U.S. TREASURY OBLIGATIONS		19,930,287

TD ASSET MANAGEMENT USA FUNDS INC.
TD U.S. Government Portfolio • Schedule of Investments
April 30, 2018 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
REPURCHASE AGREEMENTS — 39.8%
Bank of Montreal 1.66% dated 4/30/18, due 5/1/18 in the amount of $101,302,671, fully collateralized by U.S. Treasury obligations, par value $3,541,600 – $34,058,900, coupon range 1.37% – 3.63%, maturity range 01/15/19 – 01/31/24, value $103,324,006	$101,298,000	$101,298,000
Bank of Montreal 1.67% dated 4/24/18, due 5/1/18 in the amount of $100,032,472, fully collateralized by U.S. Treasury obligations, par value $100 – $18,145,400, coupon range 0.00% – 3.88%, maturity range 05/24/18 – 02/15/48, value $102,000,004	100,000,000	100,000,000
Bank of Nova Scotia 1.71% dated 4/30/18, due 5/1/18 in the amount of $225,010,688, fully collateralized by U.S. Treasury obligations, par value $472,000 – $71,646,000, coupon range 1.03% – 7.25%, maturity range 05/21/18 – 11/15/30, value $229,510,928	225,000,000	225,000,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
RBC Capital Markets 1.62% dated 4/30/18, due 5/1/18 in the amount of $75,003,375, fully collateralized by U.S. Treasury obligations, par value $10,205,100 – $68,479,400, coupon range 1.13% – 1.75%, maturity range 05/31/19 – 05/31/22, value $76,500,010	$75,000,000	$75,000,000
TOTAL REPURCHASE AGREEMENTS		501,298,000
TOTAL INVESTMENTS (Cost $1,264,412,876) — 100.3%		1,264,412,876
OTHER ASSETS AND LIABILITIES, NET — (0.3)%		(4,379,972)
NET ASSETS — 100.0%		$1,260,032,904
(A)	The Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	The rate shown is the effective yield at time of purchase.
(C)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on April 30, 2018. The coupon on a step bond changes on a specified date.

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

RBC — Royal Bank of Canada

VAR — Variable

USD — U.S. Dollar

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TD Municipal Portfolio • Schedule of Investments
April 30, 2018 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 102.0%
ALABAMA — 0.7%
Montgomery, IDA, Anderson ALACO Lawn Project, AMT, RB, (LOC: U.S. Bank, N.A.)
1.88%, 5/3/18 (A)	$4,650,000	$4,650,000
CALIFORNIA — 13.1%
California State, EFA, California Institute of Technology Project, Ser B, RB
1.65%, 5/3/18 (A)	2,950,000	2,950,000
California State, GO, (LOC: State Street Bank & Trust)
1.65%, 5/3/18 (A)	4,830,000	4,830,000
California State, Health Facilities Financing Authority, Stanford Hospital Project, Ser B-1, RB
1.64%, 5/2/18 (A)	5,000,000	5,000,000
California State, Health Facilities Financing Authority, Stanford Hospital Project, Ser B-2, RB
1.30%, 5/8/18 (A)	20,000,000	20,000,000
California State, TECP
1.64%, 6/5/18	5,000,000	5,000,000
California Statewide, Community Development Authority, TECP
1.24%, 5/10/18	4,000,000	4,000,000
California Statewide, Community Development Authority, Rady Children’s Hospital Project, Ser C, RB, (LOC: Northern Trust)
1.68%, 5/3/18 (A)	2,500,000	2,500,000
California Statewide, Community Development Authority, Ser B, RB
1.85%, 5/3/18 (A)	2,200,000	2,200,000
Irvine Ranch, Water District, Ser A-2, SAB
1.74%, 5/3/18 (A)	2,480,000	2,480,000
Northern California Power Agency, Hydroelectric Project, Ser A, RB, (LOC: Bank of Montreal)
1.64%, 5/2/18 (A)	8,000,000	8,000,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
University of California, Ser AL-2, RB
1.72%, 5/3/18 (A)	$28,400,000	$28,400,000
		85,360,000
COLORADO — 1.0%
Boulder County, HFA, Broadway East Apartments Project, AMT, RB, (LOC: U.S. Bank, N.A.)
1.85%, 5/3/18 (A)	1,755,000	1,755,000
Colorado State, Educational & Cultural Facilities Authority, Ready Foods Project, Ser A, AMT, RB, (LOC: U.S. Bank, N.A.)
1.82%, 5/3/18 (A)	4,365,000	4,365,000
		6,120,000
CONNECTICUT — 1.7%
Connecticut State, HFA, TECP
1.25%, 5/7/18	10,980,000	10,980,000
FLORIDA — 3.5%
Alachua County, HFA, Brookside Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
1.80%, 5/2/18 (A) (B)	5,990,000	5,990,000
Florida State, HFC, Heritage Pointe Project, Ser I-1, AMT, RB, (LOC: Fannie Mae)
1.80%, 5/2/18 (A) (B)	2,000,000	2,000,000
Jacksonville, GO
1.63%, 6/5/18	15,000,000	15,000,000
		22,990,000
GEORGIA — 7.6%
Douglas County, IDA, Pandosia LLC Project, Ser A, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
1.74%, 5/3/18 (A)	2,700,000	2,700,000
Georgia State, Ser C, GO
5.00%, 7/1/18	10,000,000	10,066,948
Main Street Natural Gas, RB
1.85%, 5/3/18 (A)	20,000,000	20,000,000
Monroe County, Development Authority, Oglethorpe Power Project, RB, (LOC: Bank of Montreal)
1.78%, 5/2/18 (A)	16,500,000	16,500,000
		49,266,948

TD ASSET MANAGEMENT USA FUNDS INC.
TD Municipal Portfolio • Schedule of Investments
April 30, 2018 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
IDAHO — 0.6%
Idaho State, GO
4.00%, 6/29/18	$4,000,000	$4,019,795
ILLINOIS — 4.9%
Illinois State, EFA, TECP
1.29%, 6/6/18	12,000,000	12,000,000
Illinois State, Finance Authority, Carle Foundation Project, Ser C, RB, (LOC: Northern Trust)
1.76%, 5/3/18 (A)	2,000,000	2,000,000
Illinois State, Finance Authority, Northwestern University Project, RB
1.71%, 5/2/18 (A)	12,300,000	12,300,000
Lake County, Solid Waste Disposal, Countryside Landfill Project, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
1.86%, 5/3/18 (A)	2,170,000	2,170,000
Oswego, IDRB, Griffith Laboratories Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
1.97%, 5/2/18 (A)	3,630,000	3,630,000
		32,100,000
INDIANA — 0.1%
Indiana State, Finance Authority, Ascension Health Senior Credit Project, RB
1.73%, 5/2/18 (A)	700,000	700,000
IOWA — 1.5%
Iowa State, Finance Authority Industrial Development, Cone Enterprise Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
1.74%, 5/3/18 (A)	5,095,000	5,095,000
Iowa State, Small Business Financing Authority, Corporate Center Association Project, RB, (LOC: Wells Fargo Bank, N.A.)
1.77%, 5/3/18 (A)	4,655,000	4,655,000
		9,750,000
LOUISIANA — 0.8%
East Baton Rouge Parish, IDB, ExxonMobil Project, Ser A, RB
1.55%, 5/1/18 (A)	5,000,000	5,000,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MARYLAND — 7.9%
Maryland State, GO
5.00%, 8/1/18	$4,525,000	$4,562,377
Maryland State, Health & Higher Education Authority, TECP
1.26%, 6/4/18	17,350,000	17,350,000
Maryland State, Health & Higher Education Authority, TECP
1.33%, 8/15/18	13,161,000	13,161,000
Montgomery County, CHE Trinity Health Credit Group Project, RB
1.33%, 6/1/18 (A)	4,375,000	4,375,000
Montomgery County, TECP
1.60%, 6/5/18	12,000,000	12,000,000
		51,448,377
MASSACHUSETTS — 2.3%
Massachusetts State, Ser A, GO, (LOC: Assured Guaranty)
5.25%, 8/1/18	5,060,000	5,108,676
Massachusetts State, Ser B, GO
2.00%, 5/21/18	10,000,000	10,006,229
		15,114,905
MICHIGAN — 4.0%
Michigan State University, RB
1.69%, 5/2/18 (A)	9,500,000	9,500,000
Michigan State, Finance Authority, CHE Trinity Health Credit Group Project, RB
1.33%, 6/1/18 (A)	4,285,000	4,285,000
Michigan State, HDA, Alderwood Project, AMT, RB, (LOC: Federal Home Loan Bank)
1.83%, 5/3/18 (A)	7,700,000	7,700,000
University of Michigan, Ser D-2, RB
1.65%, 5/3/18 (A)	4,240,000	4,240,000
		25,725,000
MINNESOTA — 4.0%
Rochester, Health Care Facilities, Mayo Clinic Project, Ser A, RB
1.73%, 5/2/18 (A)	8,000,000	8,000,000
St. Paul, Housing & Redevelopment Authority, Allina Health System Project, Ser C, RB, (LOC: Wells Fargo Bank, N.A.)
1.71%, 5/3/18 (A)	5,785,000	5,785,000

TD ASSET MANAGEMENT USA FUNDS INC.
TD Municipal Portfolio • Schedule of Investments
April 30, 2018 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MINNESOTA (continued)
University of Minnesota, TECP
1.22%, 5/21/18	$12,000,000	$12,000,000
		25,785,000
MISSISSIPPI — 0.3%
Mississippi State, Business Finance, Chevron USA Project, Ser A, RB
1.55%, 5/1/18 (A)	2,100,000	2,100,000
MISSOURI — 5.4%
Curators, University of Missouri, TECP
1.25%, 5/7/18	19,640,000	19,640,000
Curators, University of Missouri, TECP
1.19%, 5/3/18	10,000,000	10,000,000
Missouri State, HEFA, Ascension Health Senior Credit Project, Ser C-4, RB
1.78%, 5/2/18 (A)	5,300,000	5,300,000
		34,940,000
MULTI-STATE — 4.6%
Freddie Mac, MFC, Ser M020, AMT, RB
1.80%, 5/3/18 (A)	26,172,000	26,172,000
Freddie Mac, MFC, Ser M031, RB
1.78%, 5/3/18 (A)	3,875,000	3,875,000
		30,047,000
NEVADA — 0.9%
Clark County, Airport System Revenue, Ser A-2, AMT, RB, (LOC: State Street Bank & Trust)
1.76%, 5/2/18 (A)	5,500,000	5,500,000
NEW YORK — 5.0%
MTA, Ser E-3, RB, (LOC: Bank of Montreal)
1.73%, 5/3/18 (A)	7,455,000	7,455,000
New York & New Jersey, Port Authority, TECP
1.36%, 8/23/18	13,450,000	13,450,000
NYC, GO, (LOC: Bank of New York Mellon)
1.61%, 5/1/18 (A)	1,000,000	1,000,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
NYS, Energy Research & Development Authority, Consolidated Edison of New York Project, Ser A-1, AMT, RB, (LOC: Bank of Nova Scotia)
1.70%, 5/2/18 (A)	$10,600,000	$10,600,000
		32,505,000
OHIO — 1.5%
Franklin County, Hospital Facilities, Ohio Health Corporation Project, RB
1.73%, 5/2/18 (A)	10,000,000	10,000,000
OREGON — 1.3%
Oregon State, Ser A, GO
5.00%, 9/28/18	5,000,000	5,082,000
Oregon State, Veterans Welfare Project, Ser 9, GO
1.75%, 5/2/18 (A)	3,630,000	3,630,000
		8,712,000
PENNSYLVANIA — 1.4%
Pennsylvania State University, Ser B, RB
1.05%, 6/1/18 (A)	9,000,000	9,000,000
TEXAS — 14.5%
Brazos River Harbor, Merey Sweeney Project, AMT, (LOC: Bank of Nova Scotia)
1.55%, 5/1/18 (A)	12,500,000	12,500,000
Brazos River Harbor, Merey Sweeney Project, AMT, (LOC: Bank of Nova Scotia)
1.55%, 5/1/18 (A)	2,500,000	2,500,000
Dallas Area, Rapid Transit Authority, TECP
1.65%, 6/12/18	10,000,000	10,000,000
Harris County, IDC, Exxon Mobil Project, AMT, RB
1.60%, 5/1/18 (A)	2,100,000	2,100,000
Houston, GO
3.00%, 6/29/18	10,000,000	10,033,302
Houston, GO
2.00%, 6/29/18	5,000,000	5,008,641
Houston, GO
2.50%, 6/29/18	5,000,000	5,012,569

TD ASSET MANAGEMENT USA FUNDS INC.
TD Municipal Portfolio • Schedule of Investments
April 30, 2018 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
TEXAS (continued)
Texas State, Department of Housing & Community Affairs, Chisholm Trails Apartments, AMT, RB, (LOC: Fannie Mae)
1.78%, 5/3/18 (A) (B)	$5,300,000	$5,300,000
Texas State, Public Finance Authority, TECP
1.68%, 7/3/18	15,000,000	15,000,000
Texas State, TRAN
4.00%, 8/30/18	14,325,000	14,441,601
University of Texas, Financing System Project, Ser B, RB
1.65%, 5/3/18 (A)	7,800,000	7,800,000
University of Texas, Permanent University Funding System, Ser A, RB
1.65%, 5/3/18 (A)	4,600,000	4,600,000
		94,296,113
UTAH — 1.6%
Utah State, MFH, Pointe Apartments Project, AMT, RB, (LOC: U.S. Bank, N.A.)
1.80%, 5/3/18 (A)	10,445,000	10,445,000
VIRGINIA — 6.4%
Norfolk, EDA, Sentara Healthcare Project, RB
1.71%, 5/2/18 (A)	9,700,000	9,700,000
Norfolk, IDA, TECP
1.24%, 6/4/18	11,000,000	11,000,000
Norfolk, IDA, TECP
1.70%, 6/4/18	10,000,000	10,000,000
Suffolk, Redevelopment & Housing Authority, Oak Springs Apartments, RB
2.00%, 5/2/18 (A)	100,000	100,000
University of Virginia, TECP
1.59%, 5/3/18	7,985,000	7,985,000
University of Virginia, TECP
1.74%, 5/10/18	3,000,000	3,000,000
		41,785,000
WASHINGTON — 3.2%
Olympia, Economic Development, Spring Air Northwest Project, AMT, RB, (LOC: U.S. Bank, N.A.)
1.81%, 5/3/18 (A)	600,000	600,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Washington State, Economic DFA, Seadrunar Project, Ser E, RB, (LOC: U.S. Bank, N.A.)
2.10%, 5/3/18 (A)	$100,000	$100,000
Washington State, HFC, Boardwalk Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
1.78%, 5/3/18 (A) (B)	9,320,000	9,320,000
Washington State, HFC, Eagle’s Landing Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
1.78%, 5/3/18 (A) (B)	6,365,000	6,365,000
Washington State, HFC, Woodlands Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
1.78%, 5/3/18 (A) (B)	4,620,000	4,620,000
		21,005,000
WISCONSIN — 1.9%
Wisconsin State, Ser B, GO
5.00%, 5/1/19	12,000,000	12,382,440
WYOMING — 0.3%
Sweetwater County, Pacificorp Project, AMT, RB, (LOC: Bank of Nova Scotia)
1.63%, 5/1/18 (A)	1,900,000	1,900,000
TOTAL MUNICIPAL OBLIGATIONS		663,627,578
TOTAL INVESTMENTS (Cost $663,627,578) — 102.0%		663,627,578
OTHER ASSETS AND LIABILITIES, NET — (2.0)%		(13,006,861)
NET ASSETS — 100.0%		$650,620,717
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates. Date shown is the date on which the Portfolio can unconditionally demand payment.
(B)	The Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.

TD ASSET MANAGEMENT USA FUNDS INC.
TD Municipal Portfolio • Schedule of Investments
April 30, 2018 (Unaudited)

AMT — Alternative Minimum Tax

DFA — Development Finance Authority

EDA — Economic Development Authority

EFA — Educational Facilities Authority

GO — General Obligation

HDA — Housing Development Authority

HEFA — Health and Education Facilities Authority

HFA — Housing Finance Agency

HFC — Housing Finance Commission

IDA — Industrial Development Authority

IDB — Industrial Development Board

IDC — Industrial Development Corporation

IDRB — Industrial Development Revenue Bond

LLC — Limited Liability Company

LOC — Letter of Credit

MFC — Multi-Family Certificates

MFH — Multi-Family Housing

MTA — Metropolitan Transportation Authority

N.A. — National Association

NYC — New York City

NYS — New York State

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

TECP — Tax Exempt Commercial Paper

TRAN — Tax & Revenue Anticipation Note

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TD California Municipal Money Market Portfolio • Schedule of Investments
April 30, 2018 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 99.6%
CALIFORNIA — 99.6%
California State, EFA, California Institute of Technology Project, Ser B, RB
1.65%, 5/3/18 (A)	$8,500,000	$8,500,000
California State, EFA, Stanford University Project, Ser L-6, RB
1.68%, 5/2/18 (A)	5,700,000	5,700,000
California State, GO, (LOC: State Street Bank & Trust)
1.65%, 5/3/18 (A)	3,850,000	3,850,000
California State, Health Facilities Financing Authority, Health Facility Catholic Project, Ser C, RB, (LOC: Bank of Montreal)
1.66%, 5/2/18 (A)	7,800,000	7,800,000
California State, Health Facilities Financing Authority, Memorial Health Services, Ser A, RB
1.61%, 5/2/18 (A)	10,500,000	10,500,000
California State, Health Facilities Financing Authority, Ser B, RB, (LOC: U.S. Bank, N.A.)
1.29%, 5/1/18 (A)	500,000	500,000
California State, Health Facilities Financing Authority, Stanford Hospital Project, Ser B-2, RB
1.30%, 5/8/18 (A)	5,275,000	5,275,000
California State, Health Facilities Financing Authority, Stanford Hospital Project, Ser B-2, RB
0.95%, 6/3/18 (A)	5,500,000	5,500,000
California State, Kindergarten Project, Ser A-2, GO, (LOC: State Street Bank & Trust)
1.20%, 5/1/18 (A)	1,200,000	1,200,000
California State, MFA, Chevron USA Recovery Project, Ser B, RB
1.41%, 5/1/18 (A)	2,615,000	2,615,000
California State, MFA, ExxonMobil Project, AMT, RB
1.50%, 5/1/18 (A)	1,300,000	1,300,000
California State, MFA, La Sierra University Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
1.68%, 5/3/18 (A)	6,300,000	6,300,000
California State, MFA, La Sierra University Project, Ser B, RB, (LOC: Wells Fargo Bank, N.A.)
1.72%, 5/3/18 (A)	1,000,000	1,000,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
California State, PCFA, ExxonMobil Project, AMT, RB
1.50%, 5/1/18 (A)	$1,600,000	$1,600,000
California State, PCFA, Pacific Gas & Electric Project, Ser B, AMT, RB, (LOC: Canadian Imperial Bank)
1.60%, 5/1/18 (A)	3,000,000	3,000,000
California State, Ser A-3, GO, (LOC: Bank of Montreal)
1.25%, 5/1/18 (A)	200,000	200,000
California Statewide, Community Development Authority
1.24%, 5/10/18, TECP	11,000,000	11,000,000
California Statewide, Community Development Authority, Coventry Place Apartments Project, AMT, RB, (LOC: Fannie Mae)
1.78%, 5/3/18 (A) (B)	9,500,000	9,500,000
California Statewide, Community Development Authority, Crossing Senior Phase II Project, AMT, RB, (LOC: Fannie Mae)
1.78%, 5/3/18 (A) (B)	3,030,000	3,030,000
California Statewide, Community Development Authority, Oakmont Senior Living-Y, AMT, RB, (LOC: Fannie Mae)
1.78%, 5/3/18 (A) (B)	5,000,000	5,000,000
California Statewide, Community Development Authority, Rady Children’s Hospital Project, Ser C, RB, (LOC: Northern Trust)
1.68%, 5/3/18 (A)	6,000,000	6,000,000
California Statewide, Community Development Authority, Ser B, RB
1.85%, 5/3/18 (A)	11,000,000	11,000,000
Irvine Ranch, Water District, Improvement District Project, Ser A, SAB, (LOC: U.S. Bank N.A.)
1.29%, 5/1/18 (A)	800,000	800,000
Irvine Ranch, Water District, Ser A-1, SAB
1.74%, 5/3/18 (A)	10,000,000	10,000,000

TD ASSET MANAGEMENT USA FUNDS INC.
TD California Municipal Money Market Portfolio • Schedule of Investments
April 30, 2018 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CALIFORNIA (continued)
Irvine Unified School District, Community Facilities District No. 09, SAB, (LOC: U.S. Bank, N.A.)
1.29%, 5/1/18 (A)	$600,000	$600,000
Irvine, Assessment District No. 94-13, Oak Creek Special Assessment Bonds, Ser A, SAB, (LOC: State Street Bank & Trust)
1.35%, 5/1/18 (A)	607,000	607,000
Los Angeles County, Ser A, TRAN
5.00%, 6/28/18	7,000,000	7,044,842
Los Angeles County, TECP
1.64%, 6/7/18	10,775,000	10,775,000
Los Angeles County, TRAN
5.00%, 6/29/18	2,500,000	2,516,417
Los Angeles, Community Redevelopment Agency, Academy Village Apartments Project, Ser A, AMT, RB, (LOC: Freddie Mac)
1.75%, 5/3/18 (A) (B)	9,500,000	9,500,000
Los Angeles, Metro Transportation, TECP
1.68%, 6/7/18	3,900,000	3,900,000
Northern California Power Agency, Hydroelectric Project, Ser A, RB, (LOC: Bank of Montreal)
1.64%, 5/2/18 (A)	9,460,000	9,460,000
Oakland Joint Powers, Financing Authority, Ser A, RB (LOC: Citibank, N.A.)
1.66%, 7/1/18 (A)	1,190,000	1,190,000
Oakland, TECP
1.62%, 6/4/18	7,000,000	7,000,000
Riverside County, Ser A, GO
3.00%, 10/25/18	2,500,000	2,524,664
Riverside County, TRAN
2.00%, 6/29/18	5,000,000	5,009,046
Sacramento, Municipal Utility Authority, TECP
1.54%, 6/4/18	10,000,000	10,000,000
San Diego County, COP, (LOC: Northern Trust)
1.83%, 5/3/18 (A)	1,550,000	1,550,000
San Diego, Unified School District, Ser H-2, GO
4.00%, 7/1/18	5,500,000	5,528,476

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
San Francisco, City & County, TECP
1.63%, 6/6/18	$5,558,000	$5,558,000
Santa Clara County, Finance Authority, El Camino Hospital Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
1.62%, 5/2/18 (A)	4,900,000	4,900,000
University of California, Ser AL-1, RB
1.66%, 5/3/18 (A)	1,000,000	1,000,000
University of California, Ser AL-2, RB
1.72%, 5/3/18 (A)	5,800,000	5,800,000
University of California, Ser AL-4, RB
1.68%, 5/3/18 (A)	4,700,000	4,700,000
Whittier, Presbyterian Intercommunity Project, Ser A, RB, (LOC: U.S. Bank, N.A.)
1.68%, 5/2/18 (A)	9,300,000	9,300,000
TOTAL MUNICIPAL OBLIGATIONS		229,633,445
TOTAL INVESTMENTS (Cost $229,633,445) — 99.6%		229,633,445
OTHER ASSETS AND LIABILITIES, NET — 0.4%		958,821
NET ASSETS — 100.0%		$230,592,266
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates. Date shown is the date on which the Portfolio can unconditionally demand payment.
(B)	The Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.

AMT — Alternative Minimum Tax

COP — Certificate of Participation

EFA — Educational Facilities Authority

GO — General Obligation

LOC — Letter of Credit

MFA — Municipal Finance Authority

N.A. — National Association

PCFA — Pollution Control Financing Authority

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

TECP — Tax Exempt Commercial Paper

TRAN — Tax & Revenue Anticipation Note

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TD New York Municipal Money Market Portfolio • Schedule of Investments
April 30, 2018 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 99.3%
NEW YORK — 99.3%
Albany, IDA, South Mall Towers Project, Ser A, AMT, RB, (LOC: Fannie Mae)
1.78%, 5/3/18 (A) (B)	$6,120,000	$6,120,000
Geneva, HFA, Depaul Community Facilities, Ser A, AMT, RB, (LOC: Canandaigua National Bank & Trust)
1.91%, 5/3/18 (B)	1,410,000	1,410,000
Nassau Health Care, Ser D-1, RB, (LOC: JPMorgan Chase Bank, N.A.)
1.71%, 5/4/18 (B)	7,000,000	7,000,000
New York & New Jersey, Port Authority, TECP
1.36%, 8/23/18	4,000,000	4,000,000
New York & New Jersey, Port Authority, TECP
1.30%, 6/5/18	3,000,000	3,000,000
New York City Trust for Cultural Resources, RB
0.10%, 5/3/18 (B)	7,000,000	7,000,000
NYC, GO, (LOC: Bank of New York Mellon)
1.61%, 5/1/18 (B)	2,500,000	2,500,000
NYC, HDC, Atlantic Court Apartments Project, Ser A, AMT, RB, (LOC: Freddie Mac)
1.77%, 5/2/18 (A) (B)	7,000,000	7,000,000
NYC, HDC, Lyric Development Project, Ser A, AMT, RB, (LOC: Fannie Mae)
1.77%, 5/2/18 (A) (B)	7,200,000	7,200,000
NYC, HDC, Nicole Project, Ser A, AMT, RB, (LOC: Fannie Mae)
1.77%, 5/2/18 (A) (B)	5,000,000	5,000,000
NYC, Municipal Water Finance Authority, 2nd General Resolution Project, Ser DD-3B, RB
1.61%, 5/1/18 (B)	950,000	950,000
NYC, Ser I, GO, (LOC: Bank of New York Mellon)
1.61%, 5/1/18 (B)	3,230,000	3,230,000
NYC, Ser L-4, GO, (LOC: U.S. Bank N.A.)
1.61%, 5/1/18 (B)	3,800,000	3,800,000
NYC, Transitional Finance Authority Future Tax Secured Revenue, Recovery Project, Ser 3, RB
1.55%, 5/1/18 (B)	3,350,000	3,350,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
NYC, Transitional Finance Authority Future Tax Secured Revenue, Ser A-5, RB
1.61%, 5/1/18 (B)	$1,300,000	$1,300,000
NYC, Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser, RB
1.55%, 5/1/18 (B)	2,700,000	2,700,000
NYC, Water & Sewer System, 2nd General Resolution Project, RB
1.53%, 5/1/18 (B)	200,000	200,000
NYC, Water & Sewer System, 2nd General Resolution Project, Ser B, RB
1.53%, 5/1/18 (B)	5,100,000	5,100,000
NYC, Water & Sewer System, Ser B-4, RB
1.61%, 5/1/18 (B)	1,525,000	1,525,000
NYS, Dormitory Authority, Cornell University Project, Ser A, RB
1.74%, 5/3/18 (B)	1,800,000	1,800,000
NYS, Dormitory Authority, Cornell University Project, Ser B, RB
1.74%, 5/3/18 (B)	1,800,000	1,800,000
NYS, Dormitory Authority, RB
1.60%, 7/5/18	8,000,000	8,000,000
NYS, Energy Research & Development Authority, Consolidated Edison of New York Project, Ser A-1, AMT, RB, (LOC: Bank of Nova Scotia)
1.70%, 5/2/18 (B)	5,000,000	5,000,000
NYS, Energy Research & Development Authority, Ser A-4, AMT, RB, (LOC: Bank of Nova Scotia)
1.78%, 5/2/18 (B)	2,000,000	2,000,000
NYS, HFA, 1500 Lexington Avenue Project, Ser A, AMT, RB, (LOC: Fannie Mae)
1.79%, 5/2/18 (A) (B)	4,200,000	4,200,000
NYS, HFA, 240 East 39th Street Project, Ser A, AMT, RB, (LOC: Fannie Mae)
1.77%, 5/2/18 (A) (B)	1,000,000	1,000,000
NYS, HFA, 625 West 57th Street Project, RB, (LOC: Bank of New York Mellon)
1.75%, 5/2/18 (B)	6,545,000	6,545,000

TD ASSET MANAGEMENT USA FUNDS INC.
TD New York Municipal Money Market Portfolio • Schedule of Investments
April 30, 2018 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
NEW YORK (continued)
NYS, HFA, Bowery Place I Project, Ser A, RB, (LOC: Freddie Mac)
1.74%, 5/2/18 (A) (B)	$7,170,000	$7,170,000
NYS, HFA, Maestro West Chelsea Housing Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
1.76%, 5/2/18 (B)	7,000,000	7,000,000
NYS, HFA, Union Square South Housing, AMT, RB, (LOC: Fannie Mae)
1.77%, 5/2/18 (A) (B)	7,050,000	7,050,000
NYS, HFA, West 38th Street Project, Ser A, AMT, RB, (LOC: Fannie Mae)
1.76%, 5/2/18 (A) (B)	3,000,000	3,000,000
NYS, MTA, Ser E-3, RB, (LOC: Bank of Montreal)
1.73%, 5/3/18 (B)	6,530,000	6,530,000
NYS, MTA, Ser E-5, RB, (LOC: U.S. Bank, N.A.)
1.61%, 5/1/18 (B)	700,000	700,000
Onondaga County, Trust for Cultural Resources, Syracuse University Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
1.75%, 5/2/18 (B)	6,200,000	6,200,000
Syracuse, Industrial Development Agency, Syracuse University Project, RB, (LOC: U.S. Bank, N.A.)
1.73%, 5/2/18 (B)	1,000,000	1,000,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Triborough Bridge & Tunnel Authority, Ser B, RB, (LOC: State Street Bank & Trust)
1.74%, 5/2/18 (B)	$5,350,000	$5,350,000
TOTAL MUNICIPAL OBLIGATIONS		146,730,000
TOTAL INVESTMENTS (Cost $146,730,000) — 99.3%		146,730,000
OTHER ASSETS AND LIABILITIES, NET — 0.7%		1,106,476
NET ASSETS — 100.0%		$147,836,476
(A)	The Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates. Date shown is the date on which the Portfolio can unconditionally demand payment.

AMT — Alternative Minimum Tax

GO — General Obligation

HDC — Housing Development Corporation

HFA — Housing Finance Authority

IDA —  Industrial Development Agency

LOC — Letter of Credit

MTA — Metropolitan Transportation Authority

N.A. — National Association

NYC — New York City

NYS — New York State

RB — Revenue Bond

Ser — Series

TECP — Tax Exempt Commercial Paper

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
April 30, 2018 (Unaudited)

Board’s Consideration of Investment Management Arrangements

The Board of Directors (the “Board”), including the Directors who are not interested persons, as defined in the Investment Company Act of 1940 (the “1940 Act”), of the Company (the “Independent Directors”), met to consider the approval of the Amended and Restated Investment Management Agreement (the “Investment Management Agreement”) between the Company, on behalf of each Portfolio, and TDAM USA Inc. (the “Investment Manager”), at a meeting held on March 27-28, 2018. In its review of the various agreements and plans with respect to the Portfolios, the Board considered information it deemed reasonably necessary to evaluate the terms of such agreements and plans. In this regard, the Board requested, through its independent counsel, and received various materials and information relating to such agreements and plans, including, among other information: (i) the fees and expense ratios of each Portfolio, and each class thereof, in comparison to the fees and expense ratios of a peer group of funds; (ii) information with respect to the investment performance of each Portfolio, and each class thereof, compared to a peer group of funds; (iii) information on the profitability of the Investment Manager, with respect to each Portfolio, including details regarding the methodology used to calculate profitability; (iv) information regarding fees paid to service providers that are affiliates of the Investment Manager; and (v) information regarding the compliance record of the Investment Manager. It was noted that all of the information requested by the Board, through its independent counsel, in connection with the Board’s review of the various agreements and plans with respect to the Portfolios was received by the Board and that there were no requests outstanding. It also was emphasized that these materials were in addition to other materials and presentations received by the Board throughout the course of the year relating to the Investment Management Agreement and other significant Portfolio-level agreements, and the services provided under such agreements.

All of the materials and information referenced below were considered by the Board. During the Meeting, and throughout the year, experienced counsel independent of the Investment Manager and other “management organizations” as defined in the rules under the 1940 Act, provided counsel and guidance to the Independent Directors. The Directors relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a consideration of all the comprehensive information presented to the Board and not the result of any single controlling factor or piece of information. Among other information and factors, the Board considered data on fees and expenses and performance and other information provided by Broadridge, Inc. (“Broadridge”), which is not affiliated with the Investment Manager, for each Portfolio, as well. The Board also considered current performance information provided to it by the Investment Manager at the Meeting, as well as past performance information.

Nature, Quality and Extent of Services

The Board, including the Independent Directors, considered the nature, quality, and extent of services performed by the Investment Manager and its affiliates. The Board’s evaluation of the quality of the services of the Investment Manager took into account, among other things, the knowledge and experience demonstrated by the Investment Manager, including the scope and quality of the Investment Manager’s investment management capabilities, other resources dedicated to performing its services, and, in the case of the Investment Manager, the quality of its administrative and other services, resources dedicated to data protection and systems security and its ability to oversee and supervise the service providers of the Portfolios. Particularly, the Board considered the background and experience of the Investment Manager’s senior management. The Board also reviewed the qualifications, backgrounds, and responsibilities of the investment management staff primarily responsible for day-to-day portfolio management services for each Portfolio. In further evaluating the quality of services provided by the Investment Manager, the Board was informed that, in management’s judgment, the Investment Manager had the resources to attract and retain highly qualified investment professionals, including research and advisory personnel. The Board also reviewed the compliance and administrative personnel and services of the Investment Manager that support its investment advisory services provided to the Portfolios and determined that such staff was generally sufficient to ensure a high level of quality service that complies with investment policies and restrictions, as well as other applicable requirements. The Board also noted the sound financial condition and operational stability of the Investment Manager as well as its affiliates.

The Board concluded that it was generally satisfied with the nature, quality, and extent of the services provided by the Investment Manager and its affiliates.

TD ASSET MANAGEMENT USA FUNDS INC.
April 30, 2018 (Unaudited)

Fund Performance

The Board, including the Independent Directors, received and considered information about the investment performance of each Portfolio, as well as the performance of a peer group of comparable funds with similar investment objectives (“peer group”) selected by Broadridge and another peer group selected by the Investment Manager. In addition, the Board considered performance-related information that it received at each quarterly Board meeting about the investment performance for the period ended December 31, 2017 of each Portfolio. The Board noted that the one-, three-, five-, and ten-year performance returns of each of the Portfolios were above or the same as the median performance returns for such periods of its respective peer group, except for: (a) the three-year performance return of the Class A and Investor Class of the California Municipal Money Market Portfolio, which, in each case, was lower than the median three-year performance return of its respective peer group; (b) the five-year performance return of each of (i) the Class A and Investor Class of the California Municipal Money Market Portfolio, which, in each case, was lower than the median five-year performance return of its respective peer group and (ii) the Class A of the New York Municipal Money Market Portfolio, which was lower than the median five-year performance return of its respective peer group; and (c) the ten-year performance return of each of (i) the Class A and the Investor Class of the U.S. Government Portfolio, which, in each case, was slightly lower than the median ten-year performance return of its respective peer group, (ii) the Class A of the Municipal Portfolio, which was lower than the median ten-year performance return of its respective peer group, (iii) the Class A and Investor Class of the California Municipal Money Market Portfolio, which, in each case, was lower than the median ten-year performance return of its respective peer group, and (iv) the Class A and Investor Class of the New York Municipal Money Market Portfolio, which, in each case, was lower than the median ten-year performance return of its respective peer group. The Board also observed that the conservative approach in which the Portfolios were being managed, with an emphasis on quality, safety and liquidity, contributed, in part, to the relatively low returns of the underperforming Portfolios. Taking into account such factors, the Board concluded that the investment performance generated by the Investment Manager was generally satisfactory, or, if issues were presented, they were being sufficiently addressed.

Fees and Expenses

The Board, including the Independent Directors, compared the fees and expense ratios of each Portfolio, and each class thereof (before and after any fee waivers and expense reimbursements) against fees and expense ratios of a peer group. The funds within the peer group were selected independently by Broadridge. Specifically, the Board considered data based on information provided by Broadridge indicating that, with respect to the fees and expense ratios of each Portfolio for its most recent fiscal year, the investment management fee rate of each Portfolio, both before and after fee waivers, was the same as or below the median investment management fee rate of its peer group, with the exception of the investment management fee rate after waivers of the Class A and the Investor Class of each of the U.S. Government Portfolio, the Municipal Portfolio, the California Municipal Money Market Portfolio, and the New York Municipal Money Market Portfolio, which were, in each case, above the median investment management fee rate after waivers of its respective peer group.

The Board, in its evaluation of agreements, noted that each class’ total gross expense ratio and total net expense ratio of each Portfolio were both the same as or below the median total gross expense ratio and median total net expense ratio, respectively, of its respective peer group, with the exception of the total net expense ratio of each of: (i) the Premium Class and the Class A of the Money Market Portfolio which, in each case, was above the median total net expense ratio of its peer group; (ii) the Class A of each of the Municipal Portfolio and the California Municipal Money Market Portfolio, which, in each case, was above the median total net expense ratio of its peer group; and (iii) the Class A and the Investor Class of each of the U.S. Government Portfolio and the New York Municipal Money Market Portfolio, which, in each case, was above the median total net expense ratio of its peer group.

The Board noted the voluntary fee waivers and expense reimbursements provided by the Investment Manager and its affiliates with respect to the Portfolios, including to support such Portfolios’ yields.

The Board also received and considered information about the services rendered, and the fee rates offered, to other clients advised by the affiliates of the Investment Manager with respect to similarly managed accounts, if any.

TD ASSET MANAGEMENT USA FUNDS INC.
April 30, 2018 (Unaudited)

On the basis of the factors considered and information presented, which were consolidated on a holistic basis, the Board determined that the fee rates were not unreasonable.

Profitability

The Board, including the Independent Directors, considered the level of the Investment Manager’s profits with respect to management of the Portfolios. The Board was presented with a report prepared by management addressing the Investment Manager’s profitability. Including the basis of management’s representations with respect to the preparation of the report, the Board, including the Independent Directors, concluded that the cost allocation methodology employed was reasonably based. The Board considered the amount of profits (including related benefits) realized by the Investment Manager and its affiliates in connection with the operation of the Portfolios and concluded that the amount of profits was not unreasonable in light of the services provided to the Portfolios.

Economies of Scale

The Board, including the Independent Directors, considered whether there have been economies of scale with respect to the management of the Portfolios, whether the Portfolios have appropriately benefited from any economies of scale, and whether there was the potential for realization of any further economies of scale. The Board noted that the Investment Manager’s advisory fee rate for each Portfolio contains breakpoints and, accordingly, reflects the potential for sharing economies of scale, if any, with shareholders as each such Portfolio grows. The Board concluded that potential economies of scale were passed on to the Portfolio shareholders in the form of breakpoints to the advisory fee rate.

Other Benefits to the Investment Manager

The Board, including the Independent Directors, also took into account not only the advisory fees payable by the Portfolios, but also so-called “fallout benefits” to the Investment Manager, such as the engagement of affiliates of the Investment Manager as paid service providers to the Portfolios, including, for example, administrative, shareholder services and transfer agency services, as well as Rule 12b-1 fees received by affiliates of the Investment Manager. The Board also considered that the Investment Manager may use third-party research obtained by soft dollars generated by certain portfolio transactions to assist itself in managing all or a number of its client accounts. The Board concluded that other ancillary benefits that the Investment Manager and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Company and the Portfolios, such as those noted above, were not unreasonable.

Conclusion

The Board, including all of the Independent Directors voting separately, concluded in light of a weighing and balancing of all factors considered, including those described above, that it was in the best interests of each Portfolio to approve the Investment Management Agreement with respect to such Portfolio for an additional one-year period.

Director and Officers Information
(Unaudited)

The following table contains information regarding the Company’s Directors and Officers. Directors who are not deemed to be “interested persons” of the Company, as defined in the Investments Company Act of 1940 as amended (the “1940 Act”), are referred to as “Independent Directors.” A Director who is deemed to be an “interested person” of the Company is referred to as an “Interested Director.” The Company’s Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by writing your investment advisor or TD Ameritrade Institutional at 4075 Sorrento Valley Blvd, Suite A, San Diego, CA 92121 or by calling 800-431-3500 or TD Ameritrade, Inc., Client Services, P.O. Box 2209, Omaha, NE 68103-2209, or by calling 800-669-3900. The following chart lists Directors and Officers as of June 15, 2018.

Name, Address and Age	Position(s) Held with the Company	Term of Office with Company and Length of Time Served†	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During the Past Five Years††
Independent Directors

DONALD J. HERREMA c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 66	Chairman of the Board and Director	Chairman of Board since 6/20/13; Chairman of the Nominating/ Governance Committee from March 2011 to June 2017; Director since 3/30/09	Financial Services Executive, Advisor and Founder of BlackSterling Partners, LLC (private investments and advisory firm), since 2004; Executive Vice Chairman and Senior Advisor at Kennedy Wilson (international real estate firm), 2009 – 2016.	11	Director, Abel Noser Holdings (2016 – present); Member, USC Marshall Business School Board (2010 – present); President and Trustee, Christ Church (2008 – 2016); Director, Lepercq de Neuflize (2009 – 2016); Chairman and Trustee Emeritus (since 2014), Trustee (1995 – 2014), Whittier College; Director, FEG Investment Advisors (2017 – present); Director, Independent Life Insurance Company (2018 – present).

JAMES E. KELLY c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 66	Director and Chairman of the Audit Committee	Director since 12/18/08; Chairman of the Audit Committee since 3/24/11	Trustee of Albany Law School (2000 – 2015); Vice Chairman (2013 – 2015); Former Senior Advisor to New York State Banking Department; retired General Counsel, Dime Bancorp, Inc.; real estate investor.	11	Trustee Emeritus, Albany Law School.

ROBERT P. HERRMANN c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 55	Director; Chairman of the Nominating/Governance Committee	Director since 9/23/14: Chairman of the Nominating/Governance Committee since 6/22/17	President & CEO of Discovery Data, a leading financial services industry data provider (2009 – present).	11	Independent Trustee, Arbitrage Funds; Director, FTJ Fund Choice Holdings, LLC.

Interested Director

BARBARA F. PALK ††† c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 66	Director	Since 12/17/10	Retired Senior Vice President — TD Bank Group.	11	Director of Ontario Teachers’ Pension Plan Board (2012 – present); Director of First National Financial Corp. (2013 – present); Trustee of Crombie REIT (2014 – present); Trustee (2011 – 5/31/2016) and Chair of Queens University (2012 – 5/31/2016).

†	The table shows the time period for which each individual has served as Director. There is no set term of office for Directors.
††	In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in other investment companies registered under the Investment Company Act, as of April 30, 2018.
†††	Ms. Palk is considered an “interested person” of the Company because she owns shares of The Toronto-Dominion Bank.

Director and Officers Information
(Unaudited) (Concluded)

Name, Address and Age	Position(s) held with the Company	Term of Office with Company and Length of Time Served††††	Principal Occupation(s) During Past Five Years
Officers Who Are Not Directors

R. MICHAEL THORFINNSON c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 55	President and Chief Executive Officer	Since 3/26/15	Chief Administrative Officer of TD Asset Management Inc. since 2010; Chief Risk Officer of TD Asset Management Inc. from 2002 to 2015 and 2017 to present.

MAYA GITTENS c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 54	Chief Legal Officer and Anti-Money Laundering Officer	Since 9/22/08	Since June 2008, Vice President, Director and Secretary of the Investment Manager.

ERIC KLEINSCHMIDT c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age: 49	Treasurer and Chief Financial Officer	Since 9/22/08	Since November 2004, Fund Accounting Director at SEI Investments.

MARC ALMES c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age: 47	Assistant Treasurer	Since 9/22/08	Since January 1999, Fund Accounting Manager at SEI Investments.

JAMES BERNSTEIN c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age: 56	Secretary	Since 12/18/17	Attorney, SEI Investments, since 2017; Former Associate General Counsel & Vice President, Nationwide Funds Group and Nationwide Mutual Insurance Company, from 2002 to 2016.

MICHELE R. TEICHNER c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 58	Chief Compliance Officer, Vice President and Assistant Secretary	Chief Compliance Officer since 6/11/04; Vice President and Assistant Secretary since 11/2/99	Since January 2006, Managing Director of the Investment Manager.

††††	The table shows the time period for which each individual has served as Officer. There is no set term of office for Officers.

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TDAMSAR01

TD Asset Management

SEMI-ANNUAL REPORT

April 30, 2018 (Unaudited)

TD Asset Management USA Funds Inc.

TD Institutional U.S. Government Fund

–	Institutional Class
–	Institutional Service Class
–	Commercial Class

TD Institutional Treasury Obligations Money Market Fund

–	Institutional Service Class
–	Commercial Class

NOT FDIC INSURED •   NO BANK GUARANTEE •   MAY LOSE VALUE

® The TD logo and other trade-marks are the property of The Toronto-Dominion Bank.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-866-416-4031, or by visiting the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the 12-month period ending June 30th is available, without charge, online at www.tdassetmanagementusa.com. Login to our website and under Institutional Investors click on Proxy Voting Record. It will also be available by visiting the SEC’s website at http://www.sec.gov.

The Funds file their complete schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. It is available by visiting the SEC’s website at http://www.sec.gov; and can be reviewed and copied at the Commission’s Public Reference Room in Washington, DC or by electronic request at publicinfo@sec.gov. For more information about these services, please call the SEC at 1-202-942-8090.

2

TD ASSET MANAGEMENT USA FUNDS INC.
Board of Directors and Executive Officers

DIRECTORS
Donald J. Herrema Chairman of the Board	Robert P. Herrmann James E. Kelly Barbara F. Palk
EXECUTIVE OFFICERS
Michael Thorfinnson President and Chief Executive Officer	Eric Kleinschmidt Treasurer and Chief Financial Officer
Maya Gittens Chief Legal Officer and Anti-Money Laundering Officer	Michele R. Teichner Chief Compliance Officer
James Bernstein Secretary

Service Providers

Investment Manager & Administrator
TDAM USA Inc.
399 Park Avenue
New York, NY 10022

Independent Registered
Public Accounting Firm
Ernst & Young LLP
One Commerce Square
2005 Market Street
Philadelphia, PA 19103

Custodian
BNY Mellon
One Wall Street
New York, NY 10286

Distributor
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Shareholder Servicing Agent
TD Ameritrade, Inc.
P.O. Box 2209
Omaha, NE 68103-2209

Shareholder Servicing Agent
TD Bank, N.A.
1006 Astoria Blvd.
Cherry Hill, NJ 08034

Legal Counsel
Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, NY 10019

Independent Directors Counsel
Goodwin Procter LLP
901 New York Avenue, N.W.
Washington, DC 20001

Transfer Agent FIS Investor Services, LLC 4249 Easton Way, Suite 400 Columbus, OH 04319

3

TD ASSET MANAGEMENT USA FUNDS INC.

Commentary to Shareholders

Market Review

The first half of fiscal 2018 (November 1, 2017 to April 30, 2018) saw modest results for domestic financial assets, with equities posting marginal gains and fixed income decreasing slightly. On the economic front, the U.S. economy continued to show signs of strength as gross domestic product (GDP) grew 2.9% in Q4 2017 and 2.3% in Q1 2018. Personal consumption, business investment and residential investment contributed positively to the growth in GDP while inventories and net exports subtracted from growth. Meanwhile, U.S. Treasuries and corporate bonds were down slightly, evidenced by the Bloomberg Barclays U.S. Aggregate Bond Index returning -1.87% over the period.

U.S. equities, as represented by the S&P 500 Total Return Index, rose marginally over the period, gaining approximately 3.8%. This performance was led by the Consumer Discretionary, Energy and Financials sectors. The Information Technology sector also fared well during the period, driven higher by an uptick in business spending. The Consumer Discretionary sector benefited from a robust labor market that drove consumer spending, while the Financials sector grew as a result of rising interest rates and strong corporate earnings.

The U.S. Federal Reserve Board (“Fed”) raised its benchmark interest rate in March — the third time the Fed has raised rates since June 2017, as U.S. job and wage growth increased further. In its policy announcement on March 22, 2018, the Fed continued its gradual pace of tightening by increasing the federal funds rate by 25 bps to a range of 1.5% – 1.75%. Although the Fed maintained its 2017 outlook, it revised its 2019 estimate from two rate hikes up to three due to a stronger economic outlook. The consumer price index (CPI), the Fed’s preferred inflation gauge, rose 1.6% during the period and remains within the Fed’s 2% target. In the economic update that accompanied the March rate announcement, the Fed raised its estimate for U.S. growth this year to 2.7%, up from 2.5% from its December projection. The Fed also raised its estimate for U.S. growth in 2019 to 2.4%, up from 2.1%. The U.S. unemployment rate, which as of the date of this commentary, sits at 4.1%, a 17-year low, is projected to ease to 3.8% in 2018 and dip further to 3.6% by the end of 2019. These positive economic developments could drive inflation higher and influence the Fed toward a faster pace of tightening than what has been communicated.

Global equities posted gains during the period, with the MSCI ACWI (ex-USA) returning 3.71%. European GDP growth was relatively strong but still lagged many other regions. The European Central Bank (“ECB”) held its interest rate steady at 0.00% and maintained its bond-buyback plan, while the European unemployment rate declined during the period. England’s inflation rate remained well above the Bank of England’s target in February, while its unemployment rate remained relatively low in January. In Japan, during its March meeting, the Bank of Japan Policy Board voted to retain its quantitative and qualitative monetary easing, keeping interest rates unchanged at -0.1%. The Board’s view on the economy remained upbeat, stating that it continues to expand moderately thanks to robust exports and capital expenditure. China’s economy grew by 6.8% over the first quarter of 2018. This was largely in response to strong exports and consumer spending. In April, China’s inflation rate fell to 1.8% year-over-year. This marked the lowest rate since January and can be mostly attributed to the slowdown in the rising cost of food.

Looking Ahead

Broadly, both stocks and bond yields have been slowly increasing. Although rising bond yields typically create headwinds for equity markets, valuations have come down to more reasonable levels in recent months. We believe that market volatility is likely to remain heightened as geopolitical risks become more pronounced and, in particular, that any rise in protectionism may lead to further volatility as the year progresses. North American Free Trade Agreement negotiations

4

are at a crucial juncture, and the relationship between the U.S. and China will be tested at upcoming discussions. Trade frictions are expected to persist for some time.

However, global interest rates are still accommodative and the U.S. economy continues to be strong; accordingly, the Fed communicated a willingness to move forward with further rate increases in the coming year. Demand for corporate bonds continued as investors sought higher yielding assets relative to government securities. Positive economic data, domestically and overseas, combined with the Tax Cuts and Jobs Act of 2017, is expected to contribute to U.S. economic growth.

As always, we thank you for your business. We look forward to continuing to help you manage your money successfully.

Michael Thorfinnson, CFA
President and Chief Executive Officer
TD Asset Management USA Funds Inc.

May 22, 2018

You could lose money by investing in the Institutional U.S. Government or Institutional Treasury Obligations Money Market Funds. Although these Funds seek to preserve the value of your investment at $1.00 per share, they cannot guarantee they will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

An investor should consider the investment objectives, risks and charges and expenses of the Funds carefully before investing. For a full or summary prospectus containing this and other information about the Funds, please call your financial advisor or TD Ameritrade Institutional at 1-800-431-3500, or TD Ameritrade Client Services at 1-800-669-3900. The prospectus should be read carefully before investing or sending money.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. The information should not be relied on as investment advice.

5

Disclosure of Fund Expenses (Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, distribution fees, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of the Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2017 through April 30, 2018).

The table on the following page illustrates your Fund’s costs in two ways.

•	Actual Expenses. Each row marked “Actual” in the table provides information about actual account values and actual expenses. This information helps you to estimate the actual expenses that you paid over the period after fee waivers and reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number given for your Fund in the “Actual” line under the heading “Expenses Paid During Period”.
•	Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. Each row in the table marked “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the applicable Fund’s actual expense ratio. This information assumes that the Fund had a return of 5% before expenses during the year, (which is not the Fund’s actual return) and that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to provide a hypothetical expense example based on a 5% return. You may use this information to compare the ongoing costs of investing in the Funds and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value 11/1/17	Ending Account Value 4/30/18	Annualized Expense Ratios 11/1/17 to 4/30/18	Expenses Paid During Period* 11/1/17 to 4/30/18
TD Institutional U.S. Government Fund – Institutional Class
Actual	$1,000.00	$1,005.70	0.20%	$0.99
Hypothetical (5% Return before expenses)	1,000.00	1,023.80	0.20	1.00
TD Institutional U.S. Government Fund – Institutional Service Class
Actual	1,000.00	1,004.40	0.45	2.24
Hypothetical (5% Return before expenses)	1,000.00	1,022.56	0.45	2.26
TD Institutional U.S. Government Fund – Commercial Class
Actual	1,000.00	1,002.40	0.82	4.07
Hypothetical (5% Return before expenses)	1,000.00	1,020.73	0.82	4.11
TD Institutional Treasury Obligations Money Market Fund – Institutional Service Class
Actual	1,000.00	1,004.50	0.42	2.09
Hypothetical (5% Return before expenses)	1,000.00	1,022.71	0.42	2.11
TD Institutional Treasury Obligations Money Market Fund – Commercial Class
Actual	1,000.00	1,001.80	0.97	4.81
Hypothetical (5% Return before expenses)	1,000.00	1,019.98	0.97	4.86
*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

6

TD ASSET MANAGEMENT USA FUNDS INC.
FUND SUMMARIES AS OF 4/30/18 (Unaudited)

*	The seven-day yield is calculated using standard SEC formulas. The Investment Manager and/or service providers may, from time to time, voluntarily waive or reimburse the Fund’s fees and expenses. Fee waivers and expense reimbursements will increase the Fund’s total return and yield. As these expense reductions are voluntary, they may be modified or eliminated at any time. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.
**	Maturity and Fund compositions are subject to change.
***	U.S. government guarantee applies to the underlying securities of the Fund and not the Fund shares.

7

Statements of Assets and Liabilities

April 30, 2018 (Unaudited)

	TD Institutional U.S. Government Fund	TD Institutional Treasury Obligations Money Market Fund
ASSETS
Cost of investments and repurchase agreements	$825,851,660	$543,590,482
Investments in securities, at value (Note 2)	$658,250,660	$273,836,482
Repurchase agreements, at value (Note 2)	167,601,000	269,754,000
Cash	196	128
Interest receivable	456,129	20,754
Prepaid expenses	76,026	54,712
TOTAL ASSETS	826,384,011	543,666,076
LIABILITIES
Dividends payable to shareholders	826,568	268,933
Shareholder servicing fees payable	128,948	87,530
Payable to Investment Manager	69,575	35,960
Payable for Administration fees	34,789	17,981
Distribution fees payable	13,722	111,847
Payable for Directors’ fees	2,982	2,982
Other accrued expenses	123,593	72,449
TOTAL LIABILITIES	1,200,177	597,682
NET ASSETS	$825,183,834	$543,068,394
Net assets consist of:
Paid-in-capital ($0.0001 par value; 16.5 billion and 10.4 billion shares authorized, respectively)	$825,206,651	$543,120,483
Distributions in excess of net investment income	—	(124)
Accumulated net realized losses from investment transactions	(22,817)	(51,965)
Net assets, at value	$825,183,834	$543,068,394
Institutional Class net asset value, redemption price and offering price per share (Note 2)	$1.00	N/A
	($224,418,768 ÷ 224,424,902 shares)
Institutional Service Class net asset value, redemption price and offering price per share (Note 2)	$1.00	$1.00
	($564,220,792 ÷ 564,236,718 shares)	($166,314,690 ÷ 166,344,475 shares)
Commercial Class net asset value, redemption price and offering price per share (Note 2)	$1.00	$1.00
	($36,544,274 ÷ 36,545,031 shares)	($376,753,704 ÷ 376,776,008 shares)

Please see accompanying notes to financial statements.

8

Statements of Operations

For the Six-Months Ended April 30, 2018 (Unaudited)

	TD Institutional U.S. Government Fund	TD Institutional Treasury Obligations Money Market Fund
INVESTMENT INCOME
Interest Income	$7,436,616	$3,155,182
EXPENSES
Investment management fees (Note 3)	558,419	239,307
Shareholder servicing fees
Institutional Service Class	1,036,864	226,557
Commercial Class	93,623	371,715
Distribution fees
Commercial Class	149,798	743,430
Directors’ fees (Note 4)	13,237	13,237
Administration fees	284,047	119,658
Transfer agent fees	99,532	54,143
Professional fees	72,726	44,643
Registration fees	29,666	23,490
Custody fees	27,075	26,066
Shareholder reports and mailing	18,837	16,623
Pricing fees	17,047	12,176
Other expenses	32,628	28,672
TOTAL EXPENSES	2,433,499	1,919,717
Fees waived/expenses reimbursed by the Investment Manager and its affiliates (Note 3)	—	(106,086)
NET EXPENSES	2,433,499	1,813,631
NET INVESTMENT INCOME	5,003,117	1,341,551
NET REALIZED GAINS (LOSSES) FROM INVESTMENT TRANSACTIONS	(21,565)	5,724
NET INCREASE IN NET ASSETS FROM OPERATIONS	$4,981,552	$1,347,275

Please see accompanying notes to financial statements.

9

Statements of Changes in Net Assets

	TD Institutional U.S. Government Fund		TD Institutional Treasury Obligations Money Market Fund
	Six-Month Period Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Six-Month Period Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
OPERATIONS:
Net investment income	$5,003,117	$3,584,831	$1,341,551	$993,641
Net realized gains (losses) from investment transactions	(21,565)	14,716	5,724	(57,689)
Net increase in net assets from operations	4,981,552	3,599,547	1,347,275	935,952
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Institutional Class	(1,318,818)	(1,200,030)	—	—
Institutional Service Class	(3,547,832)	(2,165,124)	(808,151)	(899,387)
Commercial Class	(136,467)	(219,677)	(533,401)	(94,254)
From net realized gains
Institutional Class	(2,742)	—	—	—
Institutional Service Class	(10,795)	—	—	(23,312)
Commercial Class	(414)	—	—	(32,618)
Total dividends and distributions to shareholders	(5,017,068)	(3,584,831)	(1,341,552)	(1,049,571)
CAPITAL SHARE TRANSACTIONS ($1.00 per share):
Institutional Class:
Proceeds from shares sold	854,667,705	671,508,890	—	—
Shares issued in reinvestment of dividends	9,927	2,962	—	—
Payments for shares redeemed	(846,245,037)	(648,012,801)	—	—
Net increase in net assets from Institutional Class shares	8,432,595	23,499,051	—	—
Institutional Service Class:
Proceeds from shares sold	2,260,242,714	998,412,296	96,517,516	421,239,782
Shares issued in reinvestment of dividends	124,073	91,124	263,825	279,933
Payments for shares redeemed	(2,395,390,967)	(949,159,155)	(196,122,264)	(318,262,233)
Net increase (decrease) in net assets from Institutional Service Class shares	(135,024,180)	49,344,265	(99,340,923)	103,257,482
Commercial Class:
Proceeds from shares sold	436,456,610	6,461,437,872	787,659,507	4,450,533,466
Shares issued in reinvestment of dividends	109,653	19,663	26,635	38,594
Payments for shares redeemed	(880,135,540)	(6,154,421,685)	(800,072,660)	(4,643,418,613)
Net increase (decrease) in net assets from Commercial Class shares	(443,569,277)	307,035,850	(12,386,518)	(192,846,553)
Net increase (decrease) in net assets from capital share transactions	(570,160,862)	379,879,166	(111,727,441)	(89,589,071)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(570,196,378)	379,893,882	(111,721,718)	(89,702,690)
NET ASSETS:
Beginning of period	1,395,380,212	1,015,486,330	654,790,112	744,492,802
End of period	$825,183,834	$1,395,380,212	$543,068,394	$654,790,112
Distributions in excess of net investment income, end of period	$—	$—	$(124)	$(123)

Please see accompanying notes to financial statements.

10

Financial Highlights

For the six-month period ended April 30, 2018 (Unaudited) and years ended October 31,
For a Share Outstanding Throughout the Period/Years

	Institutional Class
	2018ˆ		2017	2016	2015		2014		2013
TD Institutional U.S. Government Fund
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Net investment income	0.006		0.006	0.002	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	0.000 *	0.000 *	0.000	*	(0.000	)*	(0.000	)*
Total from operations	0.006		0.006	0.002	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.006)		(0.006)	(0.002)	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	(0.000	)*	—	—	—		—		—
Total dividends and distributions	(0.006)		(0.006)	(0.002)	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Total investment return†	0.57%		0.59%	0.18%	0.01%		0.01%		0.01%
Net assets end of period (000)	$224,419		$215,994	$192,492	$124,105		$152,403		$159,154
Ratio of net expenses to average net assets	0.20	%‡	0.16%	0.15%	0.08%		0.06%		0.09%
Ratio of total expenses to average net assets	0.20	%‡	0.16%	0.15%	0.15%		0.15%		0.15%
Ratio of net investment income to average net assets	1.14	%‡	0.60%	0.18%	0.01%		0.01%		0.01%

	Institutional Service Class
	2018ˆ		2017	2016		2015		2014		2013
TD Institutional U.S. Government Fund
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Net investment income	0.004		0.003	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	0.000 *	0.000	*	0.000	*	(0.000	)*	(0.000	)*
Total from operations	0.004		0.003	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.004)		(0.003)	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	(0.000	)*	—	—		—		—		—
Total dividends and distributions	(0.004)		(0.003)	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Total investment return†	0.44%		0.35%	0.01%		0.01%		0.01%		0.01%
Net assets end of period (000)	$564,221		$699,271	$649,917		$557,944		$588,028		$510,916
Ratio of net expenses to average net assets	0.45	%‡	0.41%	0.32%		0.08%		0.06%		0.09%
Ratio of total expenses to average net assets	0.45	%‡	0.41%	0.40%		0.40%		0.40%		0.40%
Ratio of net investment income to average net assets	0.85	%‡	0.35%	0.01%		0.01%		0.01%		0.01%

ˆ	For the six-month period ended April 30, 2018.
*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any.
‡	Annualized.

Please see accompanying notes to financial statements.

11

Financial Highlights (continued)

For the six-month period ended April 30, 2018 (Unaudited) and years ended October 31,
For a Share Outstanding Throughout the Period/Years

	Commercial Class
	2018ˆ		2017	2016		2015		2014		2013
TD Institutional U.S. Government Fund
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Net investment income	0.002		0.001	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	0.000 *	0.000	*	0.000	*	(0.000	)*	(0.000	)*
Total from operations	0.002		0.001	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.002)		(0.001)	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	(0.000	)*	—	—		—		—		—
Total dividends and distributions	(0.002)		(0.001)	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Total investment return†	0.24%		0.08%	0.01%		0.01%		0.01%		0.01%
Net assets end of period (000)	$36,544		$480,115	$173,077		$285,362		$334,534		$302,023
Ratio of net expenses to average net assets	0.82	%‡	0.69%	0.33%		0.08%		0.06%		0.09%
Ratio of total expenses to average net assets	0.82	%‡	0.81%	0.80%		0.80%		0.80%		0.80%
Ratio of net investment income to average net assets	0.35	%‡	0.09%	0.01%		0.01%		0.01%		0.01%

	Institutional Service Class
	2018ˆ		2017	2016		2015		2014		2013
TD Institutional Treasury Obligations Money Market Fund
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Net investment income	0.005		0.004	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	0.000 *	0.000	*	0.000	*	0.000	*	(0.000	)*
Total from operations	0.005		0.004	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.005)		(0.004)	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		(0.000)*	(0.000	)*	(0.000	)*	—		—
Total dividends and distributions	(0.005)		(0.004)	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Total investment return†	0.45%		0.37%	0.04%		0.01%		0.01%		0.01%
Net assets end of period (000)	$166,314		$265,653	$162,440		$243,191		$226,884		$86,784
Ratio of net expenses to average net assets	0.42	%‡	0.37%	0.25%		0.06%		0.03%		0.08%
Ratio of total expenses to average net assets	0.49	%‡	0.43%	0.41%		0.41%		0.42%		0.43%
Ratio of net investment income to average net assets	0.89	%‡	0.35%	0.03%		0.01%		0.01%		0.01%

ˆ	For the six-month period ended April 30, 2018.
*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any.
‡	Annualized.

Please see accompanying notes to financial statements.

12

Financial Highlights (concluded)

For the six-month period ended April 30, 2018 (Unaudited) and years ended October 31,
For a Share Outstanding Throughout the Period/Years

	Commercial Class
	2018ˆ		2017		2016		2015		2014		2013
TD Institutional Treasury Obligations Money Market Fund
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income	0.002		0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	(0.000	)*
Total from operations	0.002		0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.002)		(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		(0.000	)*	(0.000	)*	(0.000	)*	—		—
Total dividends and distributions	(0.002)		(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.18%		0.03%		0.02%		0.01%		0.01%		0.01%
Net assets end of period (000)	$376,754		$389,137		$582,053		$593,788		$546,433		$399,887
Ratio of net expenses to average net assets	0.97	%‡	0.66%		0.28%		0.06%		0.03%		0.07%
Ratio of total expenses to average net assets	0.99	%‡	0.92%		0.91%		0.91%		0.92%		0.93%
Ratio of net investment income to average net assets	0.36	%‡	0.02%		0.01%		0.01%		0.01%		0.01%

ˆ	For the six-month period ended April 30, 2018.
*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any.
‡	Annualized.

Please see accompanying notes to financial statements.

13

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2018 (Unaudited)

Note 1 — Organization

TD Asset Management USA Funds Inc. (the “Company”) was organized as a Maryland corporation on August 16, 1995. The Company is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “Act”). Shares of the Company are registered under the Securities Act of 1933, as amended. This shareholder report only applies to the following series of the Company: TD Institutional U.S. Government Fund (the “Institutional U.S. Government Fund”) and TD Institutional Treasury Obligations Money Market Fund (the “Institutional Treasury Fund”) (each, a “Fund” and together, the “Funds”). The assets of each Fund are separate from those of each other Fund, and a shareholder’s interest in a particular Fund does not extend to any other Fund. Each Fund is a diversified Fund. The investment objective of each Fund is to seek maximum current income to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share. The Institutional U.S. Government Fund invests at least 99.5% of its total assets in cash, U.S. Treasury Bills, notes, bonds and other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and/or repurchase agreements that are fully collateralized by cash or government securities. The Institutional Treasury Fund invests 100% of its net assets in U.S. Treasury obligations and repurchase agreements backed by such obligations and cash.

Note 2 — Significant Accounting Policies

The Funds are investment companies in conformity with U.S. generally accepted accounting principles (“GAAP”). Therefore, the Funds follow the accounting and reporting guidance for investment companies.

The following is a summary of the Company’s significant accounting policies:

Use of Estimates — The Funds’ financial statements are prepared in accordance with GAAP, which require the use of management estimates and assumptions. Actual results could differ from these estimates.

Computation of Net Asset Value — It is the policy of each Fund to maintain a continuous net asset value of $1.00 per share for each class. Each Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Fund will be able to maintain a stable net asset value of $1.00 per share. The net asset value (“NAV”) per share for each of the Funds is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation. Each Fund’s NAV per share is computed as of 4:00 p.m. (Eastern Time), on days when the New York Stock Exchange (“NYSE”) is open for regular trading and the Federal Reserve Bank of New York (the “Fed”) is open (a “Fund Business Day”). In addition, the Funds may elect, in their discretion if it is determined to be in shareholders’ best interests, to be open on days when the NYSE is open but the Fed is closed or to be open on days when the Fed is open but the NYSE is closed, except for Good Friday.

The Company accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to each Fund are charged to that Fund’s operations; expenses which are applicable to all Funds are allocated among them on a pro-rata basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. Expenses directly attributable to a specific class are charged to that class.

Securities Valuation — Each Fund’s securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium.

14

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2018 (Unaudited)

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1:	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2:	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, fair valued foreign equities, etc.);
Level 3:	Inputs that are unobservable.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by management. Management considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

As of April 30, 2018, all of the investments for the Institutional U.S. Government Fund and Institutional Treasury Fund are Level 2. For details of investment classifications, reference the Schedules of Investments.

For the six-month period ended April 30, 2018, there have been no transfers between Level 1 and Level 2 assets and liabilities for all Funds. If applicable, transfers between levels are recognized at period end.

For the six-month period ended April 30, 2018, there have been no significant changes to the Funds’ fair valuation methodologies.

Repurchase Agreements — Each Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by TDAM USA Inc. (the Funds’ “Investment Manager” and “Administrator”) (under procedures adopted by the Board with respect to the money market funds), subject to the seller’s agreement to repurchase and the Funds’ agreement to resell such securities at a mutually agreed upon price. Collateral received for securities purchased subject to repurchase agreements is deposited with the Funds’ custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Repurchase agreements are entered into by each Fund under Master Repurchase Agreements (each, a “MRA” and together, the “MRAs”) which permit each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under an MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund.

15

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2018 (Unaudited)

At April 30, 2018, the open repurchase agreements by counterparty which are subject to an MRA on a net payment basis are as follows:

	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount(2)
Institutional U.S. Government Fund
Bank of Montreal	$97,601,000	$97,601,000	$—	$—
Bank of Nova Scotia	60,000,000	60,000,000	—	—
RBC Capital Markets	10,000,000	10,000,000	—	—
	$167,601,000	$167,601,000	$—	$—
Institutional Treasury Fund
Bank of Montreal	$99,754,000	$99,754,000	$—	$—
Bank of Nova Scotia	80,000,000	80,000,000	—	—
RBC Capital Markets	90,000,000	90,000,000	—	—
	$269,754,000	$269,754,000	$—	$—

(1)	The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.

Investment Income — Interest income, including accretion and amortization of discounts and premiums, on securities is accrued daily.

Expense Offset Arrangement — The Funds have an arrangement with their custodian bank whereby the Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. Conversely, the Funds are charged a fee (i.e. “earnings debits”) by their custodian when negative cash balances are maintained. For the six-month period ended April 30, 2018, earnings credits, as an offset to earnings debits, were less than $7,500 for each Fund.

Dividends and Distributions to Shareholders — Dividends arising from net investment income, if any, are declared daily and paid monthly. Net realized short-term capital gains, if any, may be distributed during the year and net realized long-term capital gains, if any, are distributed annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Securities Transactions — Securities transactions are accounted for on the trade date. Realized gains and losses from securities transactions are recorded on a specific identification basis.

Note 3 —	Investment Management Fees and Other Transactions with Affiliates of the Investment Manager

Under the terms of an Amended and Restated Investment Management Agreement with TDAM USA Inc., a wholly-owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to each Fund, such Fund pays the Investment Manager an annual investment management fee. With respect to each of the Funds, such annual investment management fee is payable on a graduated basis equal to 0.10% of the first $1 billion of average daily net assets of each such Fund, 0.09% of the next $1 billion, and 0.08% of average daily net assets over $2 billion.

16

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2018 (Unaudited)

The Investment Manager from time to time may waive fees or assume certain expenses of each Fund or Class, as the case may be (in each case, a “Voluntary Expense Limitation” and collectively, the “Voluntary Expense Limitations”), so that the annualized ratio of total operating expenses for the Fund or Class do not exceed the applicable Expense Cap shown in the table as follows.

Expense Cap
Institutional U.S. Government Fund
Institutional Class	0.20%
Institutional Service Class	0.45%
Commercial Class	0.85%
Institutional Treasury Fund
Institutional Service Class	0.45%
Commercial Class	0.95%

These Voluntary Expense Limitations were terminated on March 1, 2018 by the Investment Manager and its affiliates. The Voluntary Expense Limitations may not apply to non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings and liquidations.

Any amount waived or paid pursuant to a Voluntary Expense Limitation (a “Waived Amount”) shall be repaid to the Investment Manager by the respective Fund; provided, that a Fund shall not repay any such Waived Amount to the Investment Manager if such payment shall cause the relevant Class’ total operating expenses (on an annualized basis) to exceed the Expense Cap applicable to such Class at the time the relevant Waived Amount was waived or reimbursed; provided further, that no Waived Amount shall be repaid to the Investment Manager more than two years after the end of the fiscal year during which such Waived Amount was waived or reimbursed. As of April 30, 2018, there were no fees waived or reimbursed subject to possible future reimbursement to the Investment Manager.

In addition, the Investment Manager and its affiliates from time to time may voluntarily waive fees or assume certain expenses to maintain a minimum yield which is currently 0.01% for each Fund. Any such waivers of fees or assumption of expenses are subject to cancellation or modification by the Investment Manager and its affiliates at any time and are not subject to repayment back to the Investment Manager or its affiliates.

The Administrator has been retained under an Amended and Restated Administration Agreement to perform certain administrative services for each Fund. For such services, each Fund pays the Administrator a monthly fee at an annual rate of 0.05% of average daily net assets.

Prior to December 18, 2017, the Administrator was party to a sub-administration agreement with Citi Fund Services Ohio, Inc. (“Citi”), pursuant to which Citi performed certain administrative services for the Funds (the “Citi Sub-administration Agreement”). The Administrator paid Citi’s fees for providing these services. Effective December 18, 2017, the Citi Sub-administration Agreement was terminated and the Administrator entered into an agreement with SEI Investments Global Funds Services (“SEI”), pursuant to which SEI performs certain administrative services for the Funds. The Administrator pays SEI’s fees for providing these services.

A Distribution Plan pursuant to Rule 12b-1 under the Act permits the Commercial Class of each of the Institutional U.S. Government Fund and Institutional Treasury Fund to pay from its assets distribution fees at a rate not to exceed 0.40% and 0.50%, respectively, of the annual average daily net assets of each such class. These distribution fees are computed and accrued daily and are paid to broker-dealers, including TD Ameritrade, Inc., TD Bank, N.A. and other persons, pursuant to the terms of selected dealer agreements, selling agreements or other agreements complying with Rule 12b-1 that have been approved by the Board of Directors.

17

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2018 (Unaudited)

TD Ameritrade, Inc., an affiliate of the Investment Manager, has been retained under a Shareholder Services Agreement to perform certain shareholder services to its customers that are shareholders of the Institutional Service Class or Commercial Class of each of the Funds, pursuant to the Shareholder Servicing Plan. The shares of such shareholders are subject to an annual fee (as a percentage of average daily net assets) of 0.25% payable to TD Ameritrade, Inc. under the Shareholder Services Agreement.

TD Bank, N.A., an affiliate of the Investment Manager, has been retained under a Shareholder Services Agreement to perform certain shareholder services to its customers that are shareholders of the Institutional Service Class or Commercial Class of each of the Funds, pursuant to the Shareholder Servicing Plan. The shares of such shareholders are subject to an annual fee (as a percentage of average daily net assets) of 0.25% payable to TD Bank, N.A., under the Shareholder Services Agreement.

For the six-month period ended April 30, 2018, the Investment Manager and its affiliates waived and/or reimbursed certain fees for each Fund, as follows:

	Investment Management Fees Waived/Expenses Reimbursed	Distribution Fees Waived	Shareholder Service Fees Waived	Total
Institutional U.S. Government Fund	N/A	N/A	N/A	N/A
Institutional Service Class	N/A	N/A	N/A	N/A
Commercial Class	N/A	N/A	N/A	N/A
N/A
Institutional Treasury Fund	$62,922	N/A	N/A	$62,922
Institutional Service Class	N/A	N/A	$43,164	43,164
Commercial Class	N/A	N/A	N/A	N/A
$106,086

All fees are waived and reimbursed at the class level of each Fund, with the exception of Investment Management fees which are waived and reimbursed at the fund level of each Fund.

Note 4 — Directors’ Fees

Each Director who is not an “interested person” as defined in the Act, who serves on the Board of Directors of the Company receives, in the aggregate:

1.	a base annual retainer of $69,500, payable quarterly;
2.	a meeting fee of $6,500 for each meeting attended in person;
3.	a meeting fee of $4,000 for each meeting attended by telephone;
4.	a committee meeting fee of $4,000 for any separately called meeting of any committee, in person or telephonic, taking place on days when there is no meeting of the full Board;
5.	a meeting fee of $5,000 for each special meeting attended in person;
6.	retainer for the Chairman is $22,000 annually, payable quarterly; and
7.	retainer for Audit Committee Chair is $10,500 annually, payable quarterly.

Directors’ fees are allocated among the series of the Company.

18

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2018 (Unaudited)

Note 5 — Federal Income Taxes

It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies, and distributes substantially all of its taxable net income, the Fund (not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

Management evaluates tax positions, taken or expected to be taken in the course of preparing the Funds’ tax returns, to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken on Federal and State income tax returns may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities for all open tax year (the current and prior 3 tax year ends, as applicable), ongoing analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended October 31, 2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest of penalties.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The amount and character of income and capital gain distributions, if any, to be paid, are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments in the timing of recognition of gains or losses on investments. Permanent book and tax differences, if any, may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital. The following permanent differences, due to reclassification of distributions, were reclassified to/from the following accounts as of October 31, 2017:

	Decrease Undistributed Net Investment Income	Increase Undistributed Accumulated Net Realized Gain
Institutional Treasury Fund	$(123)	$123

The tax character of distributions declared to shareholders for the fiscal years ended October 31, 2017 and October 31, 2016, for each Fund, were as follows:

		Ordinary Income
Institutional U.S. Government Fund	2017	$3,584,831
	2016	339,677
Institutional Treasury Fund	2017	$1,049,570
	2016	162,863

19

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2018 (Unaudited)

As of October 31, 2017, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Capital Loss Carryforwards	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
Institutional U.S. Government Fund	$593,627	$—	$(580,928)	$12,699
Institutional Treasury Fund	155,668	(57,688)	(155,792)	(57,812)

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. As of October 31, 2017, capital loss carryforwards available to offset future capital gains was as follows:

Short-Term Loss
Institutional U.S. Government Fund	$57,688

During the year ended October 31, 2017, the Institutional U.S. Government Fund utilized $2,016 of capital loss carryforwards to offset capital gains.

As of April 30, 2018, the cost of investments of the Funds for Federal income tax purposes were substantially the same as the cost for financial reporting purposes.

Note 6 — Fund Risks

The income from each Fund will vary with changes in prevailing interest rates. In addition, certain of the Institutional U.S. Government Fund’s investments are subject to “credit risk,” which is the risk that an issuer will be unable to repay its obligations at maturity. The Institutional U.S. Government Fund reduces credit risk by investing primarily in U.S. government and agency securities. However, not all of the securities in which the Institutional U.S. Government Fund may invest are backed by the full faith and credit of the U.S. government. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit. Accordingly, although these securities historically have involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. government’s full faith and credit. Additionally, each Fund is subject to “redemption risk,” which is the risk that a Fund may experience heavy redemptions that could cause the Fund to liquidate its assets at an inopportune time or at a loss or depressed value.

Note 7 — Subsequent Events

The Company has evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments or additional disclosures were required to the financial statements.

20

TD ASSET MANAGEMENT USA FUNDS INC.
TD Institutional U.S. Government Fund • Schedule of Investments
April 30, 2018 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT AGENCY OBLIGATIONS — 63.9%
FANNIE MAE — 8.3%
0.88%, 5/21/18 (A)	$17,505,000	$17,501,626
1.00%, 10/26/18 (A)	10,000,000	9,962,690
1.13%, 12/14/18 (A)	12,000,000	11,932,581
1.38%, 1/28/19 (A)	28,000,000	27,848,016
1.20%, 2/26/19 (A)	1,000,000	991,932
		68,236,845
FANNIE MAE, DISCOUNT NOTE — 7.7%
1.61%, 5/29/18 (A)(B)	20,000,000	19,975,111
1.64%, 5/30/18 (A)(B)	4,026,000	4,020,697
1.75%, 7/9/18 (A)(B)	30,000,000	29,899,950
1.76%, 6/4/18 (A)(B)	10,000,000	9,983,472
		63,879,230
FEDERAL FARM CREDIT BANK — 11.0%
1.74%, VAR ICE LIBOR USD 1 Month+ -0.160%, 5/15/18	15,000,000	15,000,000
1.63%, 8/7/18 (C)	15,000,000	15,000,000
1.76%, VAR ICE LIBOR USD 1 Month+ -0.140%, 9/28/18	25,000,000	24,999,476
1.73%, 10/9/18	10,000,000	9,999,764
4.13%, 12/10/18	1,500,000	1,517,693
1.38%, 12/21/18	623,000	620,068
1.77%, VAR ICE LIBOR USD 1 Month+ -0.135%, 1/28/19	12,500,000	12,500,000
1.83%, VAR ICE LIBOR USD 1 Month+ -0.060%, 4/3/19	3,000,000	3,001,142
1.78%, VAR ICE LIBOR USD 1 Month+ -0.100%, 4/4/19	8,000,000	7,999,259
		90,637,402
FEDERAL FARM CREDIT BANK, DISCOUNT NOTE — 12.1%
1.43%, 5/7/18 (B)	12,500,000	12,497,042
1.43%, 5/9/18 (B)	35,690,000	35,678,738
1.21%, 6/12/18 (B)	12,500,000	12,482,500
1.84%, 8/29/18 (B)	17,000,000	16,896,300
1.86%, 9/5/18 (B)	10,000,000	9,934,736
1.77%, 11/28/18 (B)	12,500,000	12,372,521
		99,861,837

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
FEDERAL HOME LOAN BANK — 6.1%
1.76%, VAR ICE LIBOR USD 1 Month+ -0.135%, 5/9/18	$7,500,000	$7,500,009
1.75%, VAR ICE LIBOR USD 1 Month+ -0.145%, 5/24/18	20,000,000	19,999,974
1.76%, VAR ICE LIBOR USD 1 Month+ -0.135%, 6/12/18	15,000,000	15,000,000
0.63%, 8/7/18	2,000,000	1,993,184
1.25%, 1/16/19	6,000,000	5,964,343
		50,457,510
FEDERAL HOME LOAN BANK, DISCOUNT NOTE — 7.4%
1.48%, 5/9/18 (B)	25,000,000	24,991,833
1.49%, 5/16/18 (B)	1,820,000	1,818,878
1.71%, 6/1/18 (B)	10,000,000	9,985,361
1.81%, 8/13/18 (B)	25,000,000	24,870,000
		61,666,072
FREDDIE MAC — 11.2%
1.48%, 5/7/18 (A)(B)	25,000,000	24,993,875
1.57%, 5/10/18 (A)(B)	12,500,000	12,495,125
1.00%, 5/29/18 (A)	1,250,000	1,249,496
1.73%, VAR ICE LIBOR USD 1 Month+ -0.170%, 6/14/18 (A)	15,000,000	15,000,000
1.71%, 6/20/18 (A)	20,000,000	19,952,639
1.74%, 8/9/18 (A)(B)	12,500,000	12,440,104
3.75%, 3/27/19 (A)	6,000,000	6,083,131
		92,214,370
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		526,953,266
COMMERCIAL PAPER — 11.1%
Army & Air Force Exchange
1.72%, 5/1/18 (B)	39,500,000	39,500,000
1.87%, 5/3/18 (B)	12,000,000	11,998,753
1.85%, 5/14/18 (B)	10,000,000	9,993,320
1.80%, 5/23/18 (B)	30,000,000	29,967,000
TOTAL COMMERCIAL PAPER		91,459,073
U.S. TREASURY OBLIGATIONS — 4.8%
U.S. Treasury Bills
1.68%, 6/21/18 (B)	10,000,000	9,976,271
1.79%, 8/2/18 (B)	30,000,000	29,862,050
TOTAL U.S. TREASURY OBLIGATIONS		39,838,321

21

TD ASSET MANAGEMENT USA FUNDS INC.
TD Institutional U.S. Government Fund • Schedule of Investments
April 30, 2018 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
REPURCHASE AGREEMENTS — 20.3%
Counterparty: Bank of Montreal 1.66% dated 4/30/18, due 05/1/18 in the amount of $72,604,348, fully collateralized by U.S. Treasury obligations, par value $59,200 – $25,601,500, coupon range 0.00% – 3.13%, maturity range 05/17/18 – 11/15/27, value $74,053,071	$72,601,000	$72,601,000
Counterparty: Bank of Montreal 1.67% dated 4/24/18, due 05/1/18 in the amount of $25,008,118, fully collateralized by U.S. Treasury obligations, par value $26,600 – $16,979,700, coupon range 0.00% – 3.00%, maturity range 10/11/18 – 02/15/47, value $25,500,075	25,000,000	25,000,000
Counterparty: Bank of Nova Scotia 1.71% dated 4/30/18, due 05/1/18 in the amount of $60,002,850, fully collateralized by U.S. Treasury obligations, par value $14,775,100 – $50,472,300, coupon range 0.00% – 1.25%, maturity range 04/25/19 – 07/31/23, value $61,202,945	60,000,000	60,000,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Counterparty: RBC Capital Markets 1.62% dated 4/30/18, due 05/1/18 in the amount of $10,000,450, fully collateralized by an U.S. Treasury obligation, par value $10,707,000, coupon 2.00%, maturity 04/30/24, value $10,200,088	$10,000,000	$10,000,000
TOTAL REPURCHASE AGREEMENTS		167,601,000
TOTAL INVESTMENTS (Cost $825,851,660) – 100.1%		825,851,660
OTHER ASSETS AND LIABILITIES, NET – (0.1)%		(667,826)
NET ASSETS – 100.0%		$825,183,834
(A)	The Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	The rate shown is the effective yield at time of purchase.
(C)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on April 30, 2018. The coupon on a step bond changes on a specified date.

ICE — International Currency Exchange

LIBOR — London Interbank Offered Rate

USD — United States Dollar

VAR — Variable Rate

Please see accompanying notes to financial statements.

22

TD ASSET MANAGEMENT USA FUNDS INC.
TD Institutional Treasury Obligations Money Market Fund • Schedule of Investments
April 30, 2018 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. TREASURY OBLIGATIONS — 50.4%
U.S. Treasury Bills (A)
1.65%, 6/14/18	$35,000,000	$34,929,600
1.61%, 6/21/18	50,000,000	49,886,454
1.58%, 7/12/18	20,000,000	19,937,120
1.76%, 7/26/18	15,000,000	14,937,112
1.80%, 8/2/18	20,000,000	19,907,749
1.78%, 8/9/18	25,000,000	24,877,604
1.78%, 9/13/18	30,000,000	29,801,691
1.95%, 10/4/18	25,000,000	24,790,754
1.81%, 10/11/18	20,000,000	19,837,883
1.85%, 11/8/18	10,000,000	9,902,643
		248,808,610
U.S. Treasury Notes
2.01%, VAR US Treasury 3 Month Bill Money Market Yield + 0.170%, 5/1/18	5,000,000	5,005,924
1.91%, VAR US Treasury 3 Month Bill Money Market Yield + 0.070%, 5/1/18	20,000,000	20,021,948
		25,027,872
TOTAL U.S. TREASURY OBLIGATIONS		273,836,482
REPURCHASE AGREEMENTS — 49.7%
Counterparty: Bank of Montreal 1.66% dated 4/30/18, due 05/1/18 in the amount of $74,757,447, fully collateralized by U.S. Treasury obligations, par value $2,000 – $42,459,500, coupon range 0.38% – 4.38%, maturity range 08/31/19 – 08/15/46, value $76,249,086	74,754,000	74,754,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Counterparty: Bank of Montreal 1.67% dated 4/24/18, due 05/1/18 in the amount of $25,008,118, fully collateralized by U.S. Treasury obligations, par value $6,600 – $15,792,200, coupon range 0.00% – 3.00%, maturity range 05/31/18 – 02/15/45, value $25,500,066	$25,000,000	$25,000,000
Counterparty: Bank of Nova Scotia 1.71% dated 4/30/18, due 05/1/18 in the amount of $80,003,800, fully collateralized by U.S. Treasury obligations, par value $10,229,600 – $38,183,900, coupon range 1.25% – 2.38%, maturity range 04/30/19 – 02/15/27, value $81,603,922	80,000,000	80,000,000
Counterparty: RBC Capital Markets 1.62% dated 4/30/18, due 05/1/18 in the amount of $90,004,050, fully collateralized by U.S. Treasury obligations, par value $4,156,900 – $97,246,100, coupon range 0.13% – 1.50%, maturity range 01/15/22 – 08/15/26, value $91,800,044	90,000,000	90,000,000
TOTAL REPURCHASE AGREEMENTS		269,754,000
TOTAL INVESTMENTS (Cost $543,590,482) – 100.1%		543,590,482
OTHER ASSETS AND LIABILITIES, NET – (0.1)%		(522,088)
NET ASSETS — 100.0%		$543,068,394
(A)	The rate shown is the effective yield at time of purchase.

VAR — Variable Rate

Please see accompanying notes to financial statements.

23

TD ASSET MANAGEMENT USA FUNDS INC.
April 30, 2018 (Unaudited)

Board’s Consideration of Investment Management Arrangements

The Board of Directors (the “Board”), including the Directors who are not interested persons, as defined in the Investment Company Act of 1940 (the “1940 Act”), of the Company (the “Independent Directors”), met to consider the approval of the Amended and Restated Investment Management Agreement (the “Investment Management Agreement”) between the Company, on behalf of each Fund, and TDAM USA Inc. (the “Investment Manager”), at a meeting held on March 27 – 28, 2018. In its review of the various agreements and plans with respect to the Funds, the Board considered information it deemed reasonably necessary to evaluate the terms of such agreements and plans. In this regard, the Board requested, through its independent counsel, and received various materials and information relating to such agreements and plans, including, among other information: (i) the fees and expense ratios of each Fund, and each class thereof, in comparison to the fees and expense ratios of a peer group of funds; (ii) information with respect to the investment performance of each Fund, and each class thereof, compared to a peer group of funds; (iii) information on the profitability of the Investment Manager, with respect to each Fund, including details regarding the methodology used to calculate profitability; (iv) information regarding fees paid to service providers that are affiliates of the Investment Manager; and (v) information regarding the compliance record of the Investment Manager. It was noted that all of the information requested by the Board, through its independent counsel, in connection with the Board’s review of the various agreements and plans with respect to the Funds was received by the Board and that there were no requests outstanding. It also was emphasized that these materials were in addition to other materials and presentations received by the Board throughout the course of the year relating to the Investment Management Agreement and other significant Fund-level agreements, and the services provided under such agreements.

All of the materials and information referenced below were considered by the Board. During the Meeting, and throughout the year, experienced counsel independent of the Investment Manager and other “management organizations” as defined in the rules under the 1940 Act, provided counsel and guidance to the Independent Directors. The Directors relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a consideration of all the comprehensive information presented to the Board and not the result of any single controlling factor or piece of information. Among other information and factors, the Board considered data on fees and expenses and performance and other information provided by Broadridge, Inc. (“Broadridge”), which is not affiliated with the Investment Manager, for each Fund, as well. The Board also considered current performance information provided to it by the Investment Manager at the Meeting, as well as past performance information.

Nature, Quality and Extent of Services

The Board, including the Independent Directors, considered the nature, quality, and extent of services performed by the Investment Manager and its affiliates. The Board’s evaluation of the quality of the services of the Investment Manager took into account, among other things, the knowledge and experience demonstrated by the Investment Manager, including the scope and quality of each of the Investment Manager’s investment management capabilities, other resources dedicated to performing its services, and, in the case of the Investment Manager, the quality of its administrative and other services, resources dedicated to data protection and systems security and its ability to oversee and supervise the service providers of the Funds. Particularly, the Board considered the background and experience of the Investment Manager’s senior management. The Board also reviewed the qualifications, backgrounds, and responsibilities of the investment management staff primarily responsible for day-to-day portfolio management services for each Fund. In further evaluating the quality of services provided by the Investment Manager, the Board was informed that, in management’s judgment, the Investment Manager had the resources to attract and retain highly qualified investment professionals, including research and advisory personnel. The Board also reviewed the compliance and administrative personnel and services of the Investment Manager that support its investment advisory services provided to the Funds and determined that such staff was generally sufficient to ensure a high level of quality service that complies with investment policies and restrictions, as well as other applicable requirements. The Board also noted the sound financial condition and operational stability of the Investment Manager as well as its affiliates.

The Board concluded that it was generally satisfied with the nature, quality, and extent of the services provided by the Investment Manager and its affiliates.

24

TD ASSET MANAGEMENT USA FUNDS INC.
April 30, 2018 (Unaudited)

Fund Performance

The Board, including the Independent Directors, received and considered information about the investment performance of each Fund, as well as the performance of a peer group of comparable funds with similar investment objectives (“peer group”) selected by Broadridge and another peer group selected by the Investment Manager. In addition, the Board considered performance-related information that it received at each quarterly Board meeting about the investment performance for the period ended December 31, 2017 of each Fund. The Board noted that the one-, three-, five-, ten-year or since inception performance returns of each of the Funds were above or the same as the median performance returns for such periods of its respective peer group, except for: (a) the one-year performance return of each of (i) the Institutional Service Class and the Commercial Class of the Institutional U.S. Government Fund, which, in each case, was lower than the median one-year performance return of its respective peer group and (ii) the Commercial Class of the Institutional Treasury Obligations Money Market Fund, which was lower than the median one-year performance return of its respective peer group; (b) the three-year performance return of each of (i) the Institutional Service Class and the Commercial Class of the Institutional U.S. Government Fund, which, in each case was lower than the median three-year performance return of its respective peer group and (ii) the Commercial Class of the Institutional Treasury Obligations Money Market Fund, which was lower than the median three-year performance return of its respective peer group; (c) the five-year performance return of each of (i) the Institutional Service Class and the Commercial Class of the Institutional U.S. Government Fund, which, in each case was lower than the median five-year performance return of its respective peer group and (ii) the Commercial Class of the Institutional Treasury Obligations Money Market Fund, which was lower than the median five-year performance return of its respective peer group; (d) the ten-year performance return of the Institutional Class and the Institutional Service Class of the Institutional U.S. Government Fund, which, in each case was lower than the median ten-year performance return of its respective peer group; and (e) the since inception performance return of the Commercial Class of the Institutional Treasury Obligations Money Market Fund, which was lower than the median since inception performance return of its respective peer group. The Board also observed that the conservative approach in which the Funds were being managed, with an emphasis on quality, safety and liquidity, contributed, in part, to the relatively low returns of the underperforming Funds. Taking into account such factors, the Board concluded that the investment performance generated by the Investment Manager was generally satisfactory, or, if issues were presented, they were being sufficiently addressed.

Fees and Expenses

The Board, including the Independent Directors, compared the fees and expense ratios of each Fund, and each class thereof (before and after any fee waivers and expense reimbursements) against fees and expense ratios of a peer group. The Funds within the peer group were selected independently by Broadridge. Specifically, the Board considered data based on information provided by Broadridge indicating that, with respect to the fees and expense ratios of each Fund for its most recent fiscal year, the investment management fee rate of each Fund, both before and after fee waivers, was the same as or below the median investment management fee rate of its peer group, with the exception of the investment management fee rate after waivers of the Institutional Service Class and the Commercial Class of the Institutional Treasury Obligations Money Market Fund which, in each case, was above the median investment management fee rate after waivers of its respective peer group.

The Board, in its evaluation of agreements, noted that each class’ total gross expense ratio and total net expense ratio of each Fund were both the same as or below the median total gross expense ratio and median total net expense ratio, respectively, of its respective peer group, with the exception of the total net expense ratio of the Commercial Class of each of the Institutional U.S. Government Fund and the Institutional Treasury Obligations Money Market Fund which, in each case, was above the median total net expense ratio of its peer group; and (b) the total gross expense ratio of the Commercial Class of each of the Institutional U.S. Government Fund and the Institutional Treasury Obligations Money Market Fund, which, in each case, was above the median total gross expense ratio of its respective peer group.

The Board noted the voluntary fee waivers and expense reimbursements provided by the Investment Manager and its affiliates with respect to the Funds, including to support the Funds’ yields.

25

TD ASSET MANAGEMENT USA FUNDS INC.
April 30, 2018 (Unaudited)

The Board also received and considered information about the services rendered, and the fee rates offered, to other clients advised by the affiliates of the Investment Manager with respect to similarly managed accounts, if any.

On the basis of the factors considered and information presented, which were consolidated on a holistic basis, the Board determined that the fee rates were not unreasonable.

Profitability

The Board, including the Independent Directors, considered the level of the Investment Manager’s profits with respect to management of the Funds. The Board was presented with a report prepared by management addressing the Investment Manager’s profitability. Including the basis of management’s representations with respect to the preparation of the report, the Board, including the Independent Directors, concluded that the cost allocation methodology employed was reasonably based. The Board considered the amount of profits (including related benefits) realized by the Investment Manager and its affiliates in connection with the operation of the Funds and concluded that the amount of profits was not unreasonable in light of the services provided to the Funds.

Economies of Scale

The Board, including the Independent Directors, considered whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there was the potential for realization of any further economies of scale. The Board noted that the Investment Manager’s advisory fee rate for each Fund contains breakpoints and, accordingly, reflects the potential for sharing economies of scale, if any, with shareholders as each Fund grows. The Board concluded that potential economies of scale were passed on to Fund shareholders in the form of breakpoints to the advisory fee rate.

Other Benefits to the Investment Manager

The Board, including the Independent Directors, also took into account not only the advisory fees payable by the Funds, but also so-called “fallout benefits” to the Investment Manager, such as the engagement of affiliates of the Investment Manager as paid service providers to the Funds, including, for example, administrative, shareholder services and transfer agency services, as well as Rule 12b-1 fees received by affiliates of the Investment Manager. The Board also considered that the Investment Manager may use third-party research obtained by soft dollars generated by certain portfolio transactions to assist itself in managing all or a number of its client accounts.

The Board concluded that other ancillary benefits that the Investment Manager and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Company and the Funds, such as those noted above, were not unreasonable.

Conclusion

The Board, including all of the Independent Directors voting separately, concluded in light of a weighing and balancing of all factors considered, including those described above, that it was in the best interests of each Fund to approve the Investment Management Agreement with respect to such Fund for an additional one-year period.

26

Director and Officers Information
(Unaudited)

The following table contains information regarding the Company’s Directors and Officers. Directors who are not deemed to be “interested persons” of the Company, as defined in the Investments Company Act of 1940 as amended (the “1940 Act”), are referred to as “Independent Directors.” A Director who is deemed to be an “interested person” of the Company is referred to as an “Interested Director.” The Company’s Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by writing your investment advisor or TD Ameritrade Institutional at 4075 Sorrento Valley Blvd, Suite A, San Diego, CA 92121 or by calling 800-431-3500 or by writing TD Asset Management USA, Funds Inc., Shareholder Services, P.O. Box 182300, Columbus, OH 43218-2300, or by calling 1-866-416-4031. The following chart lists Directors and Officers as of June 15, 2018.

Name, Address and Age	Position(s) Held with the Company	Term of Office with Company and Length of Time Served†	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During the Past Five Years††
Independent Directors

DONALD J. HERREMA c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 66	Chairman of the Board and Director	Chairman of Board since 6/20/13; Chairman of the Nominating/ Governance Committee from March 2011 to June 2017; Director since 3/30/09	Financial Services Executive, Advisor and Founder of BlackSterling Partners, LLC (private investments and advisory firm), since 2004; Executive Vice Chairman and Senior Advisor at Kennedy Wilson (international real estate firm), 2009 – 2016.	11	Director, Abel Noser Holdings (2016 – present); Member, USC Marshall Business School Board (2010 – present); President and Trustee, Christ Church (2008 – 2016); Director, Lepercq de Neuflize (2009 – 2016); Chairman and Trustee Emeritus (since 2014), Trustee (1995 – 2014), Whittier College; Director, FEG Investment Advisors (2017 – present); Director, Independent Life Insurance Company (2018 – present).

JAMES E. KELLY c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 66	Director and Chairman of the Audit Committee	Director since 12/18/08; Chairman of the Audit Committee since 3/24/11	Trustee of Albany Law School (2000 – 2015); Vice Chairman (2013 – 2015); Former Senior Advisor to New York State Banking Department; retired General Counsel, Dime Bancorp, Inc.; real estate investor.	11	Trustee Emeritus, Albany Law School.

ROBERT P. HERRMANN c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 55	Director; Chairman of the Nominating/ Governance Committee	Director since 9/23/14: Chairman of the Nominating/Governance Committee since 6/22/17	President & CEO of Discovery Data, a leading financial services industry data provider (2009 – present).	11	Independent Trustee, Arbitrage Funds; Director, FTJ Fund Choice Holdings, LLC.

Interested Director

BARBARA F. PALK ††† c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 66	Director	Since: 12/17/10	Retired Senior Vice President — TD Bank Group.	11	Director of Ontario Teachers’ Pension Plan Board (2012 – present); Director of First National Financial Corp. (2013 – present); Trustee of Crombie REIT (2014 – present); Trustee (2011 – 5/31/2016) and Chair of Queens University (2012 – 5/31/2016).

†	The table shows the time period for which each individual has served as Director. There is no set term of office for Directors.
††	In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in other investment companies registered under the Investment Company Act, as of October 31, 2017.
†††	Ms. Palk is considered an “interested person” of the Company because she owns shares of The Toronto-Dominion Bank.

27

Director and Officers Information
(Unaudited) (Concluded)

Name, Address and Age	Position(s) held with the Company	Term of Office with Company and Length of Time Served††††	Principal Occupation(s) During Past Five Years
Officers Who Are Not Directors

R. MICHAEL THORFINNSON c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 55	President and Chief Executive Officer	Since: 3/26/15	Chief Administrative Officer of TD Asset Management Inc. since 2010; Chief Risk Officer of TD Asset Management Inc. from 2002 to 2015 and 2017 to present.

MAYA GITTENS c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 54	Chief Legal Officer and Anti-Money Laundering Officer	Since: 9/22/08	Since June 2008, Vice President, Director and Secretary of the Investment Manager.

ERIC KLEINSCHMIDT c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age: 49	Treasurer and Chief Financial Officer	Since: 9/22/08	Since November 2004, Fund Accounting Director at SEI Investments.

MARC ALMES c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age: 47	Assistant Treasurer	Since: 9/22/08	Since January 1999, Fund Accounting Manager at SEI Investments.

JAMES BERNSTEIN c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age: 56	Secretary	Since: 12/18/17	Attorney, SEI Investments, since 2017; Former Associate General Counsel & Vice President, Nationwide Funds Group and Nationwide Mutual Insurance Company, from 2002 to 2016.

MICHELE R. TEICHNER c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 58	Chief Compliance Officer, Vice President and Assistant Secretary	Chief Compliance Officer since 6/11/04; Vice President and Assistant Secretary since 11/2/99	Since January 2006, Managing Director of the Investment Manager.

††††	The table shows the time period for which each individual has served as Officer. There is no set term of office for Officers.

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TDAMSAR02

Item 2.	Code of Ethics.

Not applicable – only for annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable - Only for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       TD Asset Management USA Funds Inc.

By (Signature and Title)*  /s/ R. Michael Thorfinnson, President

R. Michael Thorfinnson, President

Date July 5, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ R. Michael Thorfinnson, President

R. Michael Thorfinnson, President

Date July 5, 2018

By (Signature and Title)*  /s/ Eric Kleinschmidt, Treasurer

Eric Kleinschmidt, Treasurer

Date July 5, 2018

* Print the name and title of each signing officer under his or her signature.